Templeton Income Trust
Statement of Investments, March 31, 2019 (unaudited)
Templeton Emerging Markets Bond Fund
		Shares/Warrants		Value
	Common Stocks and Other Equity Interests 0.0%†
	South Africa 0.0%†
[a,b,c]	Edcon Holdings Ltd., F wts., 2/20/49	84		$ —
[a,b,c]	Edcon Holdings Ltd., F1 wts., 2/20/49	1,503,436		—
[a,b,c]	Edcon Holdings Ltd., F2 wts., 2/20/49	121,748		—
[a,b,c]	K2016470219 South Africa Ltd., A	2,171,539		1,504
[a,b,c]	K2016470219 South Africa Ltd., B	619,903		430
	Total Common Stocks and Other Equity Interests (Cost $32,219)			1,934
		Principal Amount*
	Foreign Government and Agency Securities 51.6%
	Argentina 7.8%
	Argentina Treasury Bill,
	Strip, 4/30/20	3,585,000	ARS	91,565
	Strip, 7/31/20	8,529,000	ARS	189,481
	Argentine Bonos del Tesoro,
	18.20%, 10/03/21	15,018,000	ARS	249,526
	16.00%, 10/17/23	44,547,000	ARS	766,623
	senior note, 15.50%, 10/17/26	49,512,000	ARS	797,609
	Government of Argentina,
	[d] FRN, 54.47%, (ARPP7DRR), 6/21/20	5,545,000	ARS	141,734
	[e] Index Linked, 4.00%, 3/06/20	225,000	ARS	7,311
	senior note, 4.50%, 2/13/20	359,000		330,325
				2,574,174
	Brazil 19.1%
	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/23	2,500[f]	BRL	674,387
	10.00%, 1/01/25	1,060[f]	BRL	287,169
	10.00%, 1/01/27	14,070[f]	BRL	3,811,572
	10.00%, 1/01/29	1,660[f]	BRL	452,098
	Letra Tesouro Nacional,
	Strip, 7/01/21	4,680[f]	BRL	1,015,571
	Strip, 1/01/22	340[f]	BRL	70,593
				6,311,390
	Colombia 2.9%
	Government of Colombia,
	senior bond, 7.75%, 4/14/21	58,000,000	COP	19,031
	senior bond, 9.85%, 6/28/27	13,000,000	COP	5,050
	Titulos de Tesoreria,
	B, 7.75%, 9/18/30	381,800,000	COP	130,489
	B, 7.00%, 6/30/32	107,000,000	COP	34,146
	senior bond, B, 11.00%, 7/24/20	59,000,000	COP	19,993
	senior bond, B, 7.00%, 5/04/22	132,000,000	COP	43,447
	senior bond, B, 10.00%, 7/24/24	383,000,000	COP	142,970
	senior bond, B, 7.50%, 8/26/26	1,199,800,000	COP	406,741
	senior bond, B, 6.00%, 4/28/28	428,400,000	COP	130,636
	senior note, B, 7.00%, 9/11/19	65,000,000	COP	20,617
				953,120
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Emerging Markets Bond Fund  (continued)
		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Ethiopia 0.6%
[g]	Government of Ethiopia, 144A, 6.625%, 12/11/24	200,000		$ 203,809
	Ghana 7.0%
	Ghana Treasury Note,
	19.95%, 5/06/19	50,000	GHS	9,137
	17.24%, 11/11/19	50,000	GHS	9,050
	17.18%, 1/06/20	110,000	GHS	19,823
	16.50%, 3/16/20	1,220,000	GHS	217,765
	Government of Ghana,
	24.50%, 4/22/19	190,000	GHS	34,776
	24.50%, 5/27/19	170,000	GHS	31,291
	21.00%, 3/23/20	80,000	GHS	14,837
	24.75%, 3/01/21	100,000	GHS	19,744
	16.25%, 5/17/21	1,140,000	GHS	196,870
	24.50%, 6/21/21	730,000	GHS	144,908
	24.75%, 7/19/21	540,000	GHS	107,884
	19.50%, 10/18/21	885,000	GHS	161,800
	18.75%, 1/24/22	320,000	GHS	57,571
	17.60%, 11/28/22	100,000	GHS	17,420
	16.50%, 2/06/23	810,000	GHS	135,607
	19.75%, 3/25/24	270,000	GHS	49,863
	19.00%, 11/02/26	810,000	GHS	144,784
	senior bond, 19.75%, 3/15/32	1,212,000	GHS	212,689
	senior note, 21.50%, 3/09/20	110,000	GHS	20,499
	senior note, 18.50%, 6/01/20	70,000	GHS	12,690
	senior note, 18.25%, 9/21/20	100,000	GHS	18,066
	senior note, 24.00%, 11/23/20	1,820,000	GHS	352,514
	senior note, 16.50%, 3/22/21	1,710,000	GHS	297,769
	senior note, 18.25%, 7/25/22	50,000	GHS	8,873
				2,296,230
	Indonesia 4.5%
	Government of Indonesia,
	senior bond, FR56, 8.375%, 9/15/26	1,866,000,000	IDR	137,015
	senior bond, FR59, 7.00%, 5/15/27	8,082,000,000	IDR	545,847
	senior bond, FR61, 7.00%, 5/15/22	5,138,000,000	IDR	361,807
	senior bond, FR63, 5.625%, 5/15/23	5,925,000,000	IDR	395,943
	senior bond, FR73, 8.75%, 5/15/31	414,000,000	IDR	30,907
				1,471,519
	Mexico 4.1%
	Government of Mexico,
	senior bond, M, 8.00%, 6/11/20	101,700[h]	MXN	525,802
	senior bond, M, 6.50%, 6/10/21	30,700[h]	MXN	154,149
	senior bond, M, 6.50%, 6/09/22	200[h]	MXN	993
	senior bond, M, 8.00%, 12/07/23	2,000[h]	MXN	10,378
	senior bond, M 20, 10.00%, 12/05/24	87,800[h]	MXN	496,894
	senior note, M, 5.00%, 12/11/19	30,000[h]	MXN	151,450
	senior note, M, 7.25%, 12/09/21	300[h]	MXN	1,525
				1,341,191
	Senegal 0.6%
[g]	Government of Senegal, 144A, 6.25%, 7/30/24	200,000		208,418
  |  2

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Emerging Markets Bond Fund  (continued)
			Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Thailand 4.7%
	Bank of Thailand Bond,
	senior note, 1.49%, 8/28/19		14,492,000	THB	$ 456,258
	senior note, 1.77%, 3/27/20		29,868,000	THB	940,974
	senior note, 1.95%, 11/26/20		4,266,000	THB	134,658
	Government of Thailand, senior bond, 3.875%, 6/13/19		401,000	THB	12,693
					1,544,583
	Ukraine 0.3%
[a,g,i]	Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40		141,000		90,364
	Total Foreign Government and Agency Securities (Cost $21,287,565)				16,994,798
	Quasi-Sovereign and Corporate Bonds 1.7%
	Costa Rica 1.7%
[b,c]	Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33		566,100		552,498
	South Africa 0.0%†
[b,c,j]	K2016470219 South Africa Ltd.,
	senior secured note, 144A, PIK, 3.00%, 12/31/22		169,562		210
	senior secured note, 144A, PIK, 8.00%, 12/31/22		42,110	EUR	463
[b,c,j]	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22		104,268		3,926
					4,599
	Total Quasi-Sovereign and Corporate Bonds (Cost $894,473)				557,097
		Number of Contracts	Notional Amount*
	Options Purchased (Cost $32) 0.0%†
	Puts - Over-the-Counter
	Currency Options 0.0%†
	AUD/USD, Counterparty GSCO, December Strike Price $0.683, Expires 12/23/19	1	3,000	AUD	21
	Total Investments before Short Term Investments (Cost $22,214,289)				17,553,850
			Principal Amount*
	Short Term Investments 43.1%
	Foreign Government and Agency Securities 10.9%
	Argentina 6.7%
[k]	Argentina Treasury Bill,
	4/30/19 - 2/28/20		13,748,000	ARS	339,864
	5/31/19		14,817,000	ARS	409,025
	9/30/19		32,482,000	ARS	908,573
	10/31/19		20,565,000	ARS	551,999
					2,209,461
	Egypt 3.4%
[k]	Egypt Treasury Bill, 4/02/19 - 6/18/19		19,425,000	EGP	1,100,311
  |  3

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Emerging Markets Bond Fund  (continued)
			Principal Amount*		Value
	Short Term Investments (continued)
	Foreign Government and Agency Securities (continued)
	Mexico 0.8%
[k]	Mexico Treasury Bill, 5/23/19 - 2/27/20		547,230[l]	MXN	$ 275,225
	Total Foreign Government and Agency Securities (Cost $3,927,378)				3,584,997
	Total Investments before Money Market Funds (Cost $26,141,667)				21,138,847
			Shares

	Money Market Funds (Cost $10,614,674) 32.2%
	United States 32.2%
[m,n]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%		10,614,674		10,614,674
	Total Investments (Cost $36,756,341) 96.4%				31,753,521
	Options Written (0.0)%†				(23)
	Other Assets, less Liabilities 3.6%				1,177,202
	Net Assets 100.0%				$32,930,700
		Number of Contracts	Notional Amount*
	Options Written (Premiums received $30) (0.0)%†
	Calls - Over-the-Counter
	Currency Options (0.0)%†
	AUD/USD, Counterparty GSCO, December Strike Price $0.739, Expires 12/23/19	1	3,000	AUD	(23)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
[c]See Note 5 regarding restricted securities.
[d]The coupon rate shown represents the rate at period end.
[e]Redemption price at maturity and coupon paymentare adjusted for inflation.
[f]Principal amount is stated in 1,000 Brazilian Real Units.
[g]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $502,591, representing 1.5% of net assets.
[h]Principal amount is stated in 100 Mexican Peso Units.
[i]The principal represents the notional amount. See Note 3 regarding value recovery instruments.
[j]Income may be received in additional securities and/or cash.
[k]The security was issued on a discount basis with no stated coupon rate.
[l]Principal amount is stated in 10 Mexican Peso Units.
[m]See Note 6 regarding investments in affiliated management investment companies.
[n]The rate shown is the annualized seven-day effective yield at period end.
  |  4

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Emerging Markets Bond Fund  (continued)
At March 31, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Buy	2,747,303	$734,318	4/02/19	$ —	$(33,234)
Brazilian Real	JPHQ	Sell	2,747,303	690,104	4/02/19	—	(10,980)
Euro	DBAB	Sell	304,900	350,364	4/08/19	7,993	—
Japanese Yen	BZWS	Buy	46,442,500	417,065	4/08/19	2,412	—
Japanese Yen	BZWS	Sell	46,442,500	435,018	4/08/19	15,540	—
Japanese Yen	JPHQ	Buy	20,000,000	179,892	4/09/19	768	—
Japanese Yen	JPHQ	Sell	20,000,000	185,915	4/09/19	5,254	—
Japanese Yen	HSBK	Buy	19,800,000	177,922	4/10/19	948	—
Japanese Yen	HSBK	Sell	19,800,000	183,614	4/10/19	4,745	—
Australian Dollar	JPHQ	Sell	104,250	74,828	4/11/19	791	—
Japanese Yen	JPHQ	Buy	20,000,000	179,919	4/11/19	773	—
Japanese Yen	JPHQ	Sell	20,000,000	185,249	4/11/19	4,556	—
Euro	DBAB	Sell	33,250	37,440	4/12/19	91	—
Australian Dollar	CITI	Sell	92,550	65,387	4/15/19	—	(346)
Australian Dollar	GSCO	Sell	350,000	252,322	4/15/19	3,739	—
Australian Dollar	JPHQ	Sell	208,500	149,926	4/15/19	1,842	—
Euro	BNDP	Sell	625,000	725,592	4/15/19	23,367	—
Euro	DBAB	Sell	33,250	38,454	4/15/19	1,096	—
Japanese Yen	DBAB	Buy	9,900,000	89,070	4/15/19	406	—
Japanese Yen	DBAB	Sell	9,900,000	89,379	4/15/19	—	(96)
Indian Rupee	HSBK	Buy	24,300,000	347,639	4/22/19	1,453	—
Euro	UBSW	Sell	25,815	29,670	4/23/19	645	—
Euro	DBAB	Sell	128,180	146,762	4/24/19	2,635	—
Euro	UBSW	Sell	660,000	755,060	4/24/19	12,947	—
Euro	JPHQ	Sell	27,350	31,313	4/25/19	558	—
Euro	BZWS	Sell	236,000	271,704	4/30/19	6,206	—
Euro	DBAB	Sell	137,583	158,549	4/30/19	3,769	—
Euro	CITI	Sell	309,594	356,130	5/02/19	7,776	—
Australian Dollar	BNDP	Sell	492,000	357,834	5/06/19	8,254	—
Euro	BNDP	Sell	1,000,000	1,155,885	5/06/19	30,294	—
Mexican Peso	CITI	Buy	11,484,750	595,667	5/06/19	—	(7,403)
Mexican Peso	CITI	Sell	11,484,750	590,457	5/06/19	2,193	—
Japanese Yen	BNDP	Buy	78,012,000	702,842	5/07/19	3,486	—
Japanese Yen	BNDP	Sell	78,012,000	702,418	5/07/19	—	(3,910)
Australian Dollar	CITI	Sell	92,225	65,242	5/13/19	—	(295)
Australian Dollar	JPHQ	Sell	104,250	73,824	5/13/19	—	(258)
Australian Dollar	CITI	Sell	92,225	65,602	5/15/19	62	—
Mexican Peso	GSCO	Buy	1,464,330	69,309	5/15/19	5,582	—
Mexican Peso	GSCO	Sell	1,464,330	75,475	5/15/19	584	—
Euro	BOFA	Sell	32,247	36,683	5/20/19	342	—
Euro	JPHQ	Sell	27,350	31,095	5/20/19	272	—
Japanese Yen	BZWS	Buy	10,100,000	90,999	5/20/19	529	—
Japanese Yen	BZWS	Sell	10,100,000	91,980	5/20/19	452	—
Japanese Yen	JPHQ	Buy	155,800,000	1,406,078	5/20/19	5,809	—
Japanese Yen	JPHQ	Sell	155,800,000	1,416,963	5/20/19	5,076	—
Euro	JPHQ	Sell	54,700	62,209	5/21/19	558	—
Euro	UBSW	Sell	25,815	29,376	5/21/19	281	—
Mexican Peso	HSBK	Buy	15,380,000	789,954	5/22/19	—	(4,288)
  |  5

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Emerging Markets Bond Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Mexican Peso	HSBK	Sell	15,380,000	$790,685	5/22/19	$ 5,019	$ —
Euro	BZWS	Sell	118,000	134,856	5/28/19	1,777	—
Indonesian Rupiah	HSBK	Buy	2,940,000,000	206,562	5/28/19	—	(2,289)
Mexican Peso	CITI	Buy	19,977,374	1,028,198	5/28/19	—	(8,710)
Mexican Peso	CITI	Sell	19,977,374	1,023,698	5/28/19	4,211	—
Australian Dollar	BOFA	Sell	763,000	546,552	5/31/19	4,164	—
Euro	DBAB	Sell	137,637	157,417	5/31/19	2,152	—
Indonesian Rupiah	JPHQ	Buy	9,517,000,000	671,583	5/31/19	—	(10,561)
Mexican Peso	JPHQ	Buy	6,083,000	288,521	5/31/19	21,765	—
Mexican Peso	JPHQ	Sell	6,083,000	311,226	5/31/19	940	—
Japanese Yen	SCNY	Buy	20,370,000	184,004	6/03/19	781	—
Japanese Yen	SCNY	Sell	20,370,000	185,423	6/03/19	638	—
Mexican Peso	HSBK	Buy	7,980,000	383,654	6/03/19	23,208	—
Mexican Peso	HSBK	Sell	7,980,000	409,533	6/03/19	2,672	—
Japanese Yen	JPHQ	Buy	8,900,000	80,401	6/04/19	341	—
Japanese Yen	JPHQ	Sell	8,900,000	80,693	6/04/19	—	(49)
Euro	DBAB	Sell	304,900	347,485	6/07/19	3,338	—
Euro	DBAB	Sell	393,000	444,326	6/11/19	591	—
Australian Dollar	DBAB	Sell	423,000	299,907	6/14/19	—	(858)
Mexican Peso	CITI	Buy	38,343,902	1,836,702	6/14/19	114,973	—
Mexican Peso	CITI	Sell	38,343,902	1,959,831	6/14/19	8,157	—
Euro	BOFA	Sell	16,123	18,365	6/18/19	150	—
Euro	DBAB	Sell	713,000	812,009	6/18/19	6,499	—
Indonesian Rupiah	HSBK	Buy	4,850,000,000	335,780	6/19/19	362	—
Mexican Peso	DBAB	Buy	3,300,000	159,420	6/20/19	8,393	—
Mexican Peso	DBAB	Sell	3,300,000	168,257	6/20/19	444	—
Indian Rupee	DBAB	Buy	53,060,000	765,187	6/24/19	—	(9,611)
Indonesian Rupiah	JPHQ	Buy	14,900,000,000	1,036,305	6/24/19	—	(4,207)
Mexican Peso	CITI	Buy	2,335,000	119,285	7/16/19	—	(1,027)
Mexican Peso	CITI	Sell	2,335,000	119,237	7/16/19	979	—
Euro	BZWS	Sell	118,000	135,393	9/30/19	923	—
Brazilian Real	JPHQ	Buy	2,747,303	680,278	10/02/19	9,702	—
Total Forward Exchange Contracts						$396,263	$(98,122)
Net unrealized appreciation (depreciation)						$298,141

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2019, the Fund had the following interest rate swap contracts outstanding. See  Note 3.
Interest Rate Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.018%	Semi-Annual	8/22/23	$520,000	$ (19,769)
  |  6

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Emerging Markets Bond Fund  (continued)
Interest Rate Swap Contracts  (continued)
Description	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.914%	Semi-Annual	1/22/25	$440,000	$ 9,961
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.970%	Semi-Annual	1/23/25	550,000	10,720
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%	Semi-Annual	1/27/25	320,000	6,160
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual	1/29/25	80,000	1,699
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual	1/30/25	70,000	1,468
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual	2/03/25	110,000	3,078
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.794%	Semi-Annual	3/13/47	200,000	(9,246)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual	2/20/48	102,000	(8,860)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	102,000	(9,336)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	102,000	(9,703)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.292%	Semi-Annual	10/26/48	600,000	(97,893)
Total Interest Rate Swap Contracts				$(121,721)
See Abbreviations on page 47.
  |  7

Templeton Income Trust
Statement of Investments, March 31, 2019 (unaudited)
Templeton Global Bond Fund
	Principal Amount*		Value
Foreign Government and Agency Securities 49.5%
Argentina 2.5%
Argentina Treasury Bill,
Strip, 4/30/20	2,094,402,000	ARS	$ 53,493,311
Strip, 7/31/20	147,762,000	ARS	3,282,701
Argentine Bonos del Tesoro,
18.20%, 10/03/21	10,809,194,000	ARS	179,595,925
16.00%, 10/17/23	11,569,749,000	ARS	199,107,531
senior note, 15.50%, 10/17/26	18,801,412,000	ARS	302,879,576
Government of Argentina,
[a] FRN, 54.47%, (ARPP7DRR), 6/21/20	123,570,000	ARS	3,158,526
[a] FRN, 44.503%, (ARS Badlar + 2.00%), 4/03/22	700,128,000	ARS	15,706,641
[b] Index Linked, 4.00%, 3/06/20	46,573,000	ARS	1,513,433
senior note, 4.50%, 2/13/20	94,495,000		86,947,212
			845,684,856
Brazil 12.2%
Brazil Notas do Tesouro Nacional,
10.00%, 1/01/21	3,623,620[c]	BRL	966,154,163
10.00%, 1/01/23	4,646,561[c]	BRL	1,253,431,934
10.00%, 1/01/25	1,337,796[c]	BRL	362,428,409
Letra Tesouro Nacional,
Strip, 1/01/20	2,324,580[c]	BRL	565,558,758
Strip, 7/01/20	3,280,612[c]	BRL	771,898,214
Strip, 7/01/21	984,960[c]	BRL	213,738,545
			4,133,210,023
Colombia 1.5%
Government of Colombia,
senior bond, 7.75%, 4/14/21	45,050,000,000	COP	14,782,220
senior bond, 4.375%, 3/21/23	6,831,000,000	COP	2,042,156
senior bond, 9.85%, 6/28/27	10,884,000,000	COP	4,227,975
Titulos de Tesoreria,
B, 7.75%, 9/18/30	175,388,800,000	COP	59,943,016
senior bond, B, 11.00%, 7/24/20	88,998,000,000	COP	30,158,396
senior bond, B, 7.00%, 5/04/22	131,527,000,000	COP	43,291,494
senior bond, B, 10.00%, 7/24/24	518,579,000,000	COP	193,580,407
senior bond, B, 7.50%, 8/26/26	216,664,700,000	COP	73,450,893
senior bond, B, 6.00%, 4/28/28	236,008,100,000	COP	71,968,098
senior note, B, 7.00%, 9/11/19	75,939,000,000	COP	24,086,469
			517,531,124
Ghana 1.5%
Government of Ghana,
24.75%, 3/01/21	6,310,000	GHS	1,245,866
16.25%, 5/17/21	63,860,000	GHS	11,028,198
24.50%, 6/21/21	990,000	GHS	196,519
24.75%, 7/19/21	10,770,000	GHS	2,151,682
18.75%, 1/24/22	337,130,000	GHS	60,652,780
17.60%, 11/28/22	3,220,000	GHS	560,910
19.75%, 3/25/24	337,130,000	GHS	62,260,252
19.00%, 11/02/26	1,011,340,000	GHS	180,772,391
senior bond, 19.75%, 3/15/32	1,011,340,000	GHS	177,475,589
senior note, 21.50%, 3/09/20	13,090,000	GHS	2,439,411
senior note, 18.50%, 6/01/20	4,390,000	GHS	795,858
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  8

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Bond Fund  (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Ghana (continued)
Government of Ghana, (continued)
senior note, 18.25%, 9/21/20	4,190,000	GHS	$ 756,949
senior note, 16.50%, 3/22/21	15,240,000	GHS	2,653,805
			502,990,210
India 7.6%
Government of India,
senior bond, 8.20%, 2/15/22	7,698,000,000	INR	115,606,302
senior bond, 8.35%, 5/14/22	4,260,400,000	INR	64,325,666
senior bond, 8.08%, 8/02/22	4,089,000,000	INR	61,390,261
senior bond, 9.15%, 11/14/24	9,798,000,000	INR	154,790,981
senior bond, 8.24%, 2/15/27	2,500,000,000	INR	37,741,563
senior bond, 8.28%, 9/21/27	2,500,000,000	INR	37,815,278
senior bond, 8.60%, 6/02/28	5,000,000,000	INR	78,118,812
senior note, 7.80%, 4/11/21	9,845,400,000	INR	145,663,109
senior note, 8.79%, 11/08/21	7,315,000,000	INR	111,028,135
senior note, 8.15%, 6/11/22	19,499,000,000	INR	293,165,640
senior note, 6.84%, 12/19/22	2,217,000,000	INR	32,115,016
senior note, 7.16%, 5/20/23	4,378,700,000	INR	63,819,465
senior note, 8.83%, 11/25/23	42,330,900,000	INR	655,610,405
senior note, 6.79%, 5/15/27	16,759,700,000	INR	232,892,607
senior note, 7.17%, 1/08/28	33,416,000,000	INR	473,576,468
			2,557,659,708
Indonesia 8.1%
Government of Indonesia,
senior bond, FR31, 11.00%, 11/15/20	1,090,303,000,000	IDR	81,749,720
senior bond, FR34, 12.80%, 6/15/21	1,603,246,000,000	IDR	126,413,221
senior bond, FR35, 12.90%, 6/15/22	1,172,669,000,000	IDR	96,135,756
senior bond, FR36, 11.50%, 9/15/19	437,062,000,000	IDR	31,469,076
senior bond, FR37, 12.00%, 9/15/26	66,550,000,000	IDR	5,842,751
senior bond, FR39, 11.75%, 8/15/23	641,965,000,000	IDR	52,752,511
senior bond, FR40, 11.00%, 9/15/25	710,760,000,000	IDR	58,602,731
senior bond, FR42, 10.25%, 7/15/27	931,607,000,000	IDR	75,307,104
senior bond, FR43, 10.25%, 7/15/22	377,390,000,000	IDR	29,023,782
senior bond, FR44, 10.00%, 9/15/24	248,790,000,000	IDR	19,452,442
senior bond, FR46, 9.50%, 7/15/23	6,667,220,000,000	IDR	508,234,847
senior bond, FR47, 10.00%, 2/15/28	1,889,105,000,000	IDR	152,070,308
senior bond, FR53, 8.25%, 7/15/21	5,990,194,000,000	IDR	433,047,897
senior bond, FR56, 8.375%, 9/15/26	6,518,855,000,000	IDR	478,659,966
senior bond, FR61, 7.00%, 5/15/22	165,670,000,000	IDR	11,666,117
senior bond, FR63, 5.625%, 5/15/23	670,707,000,000	IDR	44,820,532
senior bond, FR70, 8.375%, 3/15/24	6,507,615,000,000	IDR	479,205,150
senior note, FR69, 7.875%, 4/15/19	825,441,000,000	IDR	57,995,319
			2,742,449,230
Mexico 12.7%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20	529,790,200[d]	MXN	2,739,084,249
senior bond, M, 6.50%, 6/10/21	281,607,150[d]	MXN	1,413,986,382
senior note, M, 5.00%, 12/11/19	14,548,600[d]	MXN	73,446,331
  |  9

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Bond Fund  (continued)
			Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Mexico (continued)
[e]	Mexican Udibonos,
	Index Linked, 4.00%, 6/13/19		8,549,389[f]	MXN	$ 43,689,662
	Index Linked, 2.50%, 12/10/20		6,845,120[f]	MXN	34,476,788
					4,304,683,412
	Philippines 0.9%
	Government of the Philippines,
	senior note, 3.375%, 8/20/20		8,357,030,000	PHP	154,521,771
	senior note, 7-56, 3.875%, 11/22/19		8,621,960,000	PHP	162,075,008
					316,596,779
	South Korea 1.5%
	Korea Monetary Stabilization Bond,
	senior note, 2.06%, 12/02/19		194,330,000,000	KRW	171,095,244
	senior note, 2.14%, 6/02/20		104,510,000,000	KRW	92,253,381
	senior note, 2.05%, 10/05/20		221,770,000,000	KRW	195,791,308
	Korea Treasury Bond, senior note, 1.75%, 6/10/20		53,978,000,000	KRW	47,443,002
					506,582,935
[g]	Supranational 0.4%
	Inter-American Development Bank, senior bond, 7.50%, 12/05/24		2,473,000,000	MXN	124,983,188
	Ukraine 0.6%
[h,i,j]	Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40		305,507,000		195,793,326
	Total Foreign Government and Agency Securities (Cost $18,943,710,096)				16,748,164,791
	Quasi-Sovereign and Corporate Bonds 1.3%
	India 1.3%
	Food Corp. of India, secured note, 6, 9.95%, 3/07/22		22,550,000,000	INR	344,741,049
	Mahanagar Telephone Nigam Ltd.,
	8.24%, 11/19/24		3,350,000,000	INR	48,909,177
	8.29%, 11/28/24		3,050,000,000	INR	44,987,379
	Total Quasi-Sovereign and Corporate Bonds (Cost $481,358,864)				438,637,605
		Number of Contracts	Notional Amount*
	Options Purchased (Cost $2,503) 0.0%†
	Puts - Over-the-Counter
	Currency Options 0.0%†
	AUD/USD, Counterparty GSCO, December Strike Price $0.683, Expires 12/23/19	1	234,000	AUD	1,680
	Total Investments before Short Term Investments (Cost $19,425,071,463)				17,186,804,076
  |  10

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Bond Fund  (continued)
		Principal Amount*		Value
	Short Term Investments 45.3%
	Foreign Government and Agency Securities 4.6%
	Argentina 1.5%
[k]	Argentina Treasury Bill, 4/30/19 - 2/28/20	18,770,187,316	ARS	$ 517,077,850
	South Korea 3.1%
	Korea Monetary Stabilization Bond,
	senior note, 1.80%, 9/09/19	343,437,000,000	KRW	301,824,318
	senior note, 1.85%, 10/02/19	473,210,000,000	KRW	415,990,157
	senior note, 1.87%, 11/09/19	321,740,000,000	KRW	282,899,322
	senior note, 2.16%, 2/02/20	53,977,000,000	KRW	47,588,925
				1,048,302,722
	Total Foreign Government and Agency Securities (Cost $1,666,287,041)			1,565,380,572
	U.S. Government and Agency Securities 15.9%
	United States 15.9%
[k]	FHLB,
	4/03/19	401,050,000		400,996,303
	4/01/19 - 4/05/19	1,073,750,000		1,073,613,408
[k]	U.S. Treasury Bill,
	4/11/19	500,000,000		499,669,030
	4/25/19	438,862,000		438,178,837
	5/02/19	583,702,000		582,519,560
	5/30/19	571,873,000		569,672,839
	6/06/19 - 8/29/19	444,216,000		440,864,741
	9/12/19	468,849,000		463,804,438
	9/26/19	804,355,000		794,969,070
	U.S. Treasury Note, 1.625%, 6/30/19	90,500,000		90,298,496
	Total U.S. Government and Agency Securities (Cost $5,353,730,920)			5,354,586,722
	Total Investments before Money Market Funds (Cost $26,445,089,424)			24,106,771,370
		Shares

	Money Market Funds (Cost $8,381,376,825) 24.8%
	United States 24.8%
[l,m]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	8,381,376,825		8,381,376,825
	Total Investments (Cost $34,826,466,249) 96.1%			32,488,148,195
	Options Written (0.0)%†			(1,785)
	Other Assets, less Liabilities 3.9%			1,324,730,062
	Net Assets 100.0%			$33,812,876,472
  |  11

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Bond Fund  (continued)
	Number of Contracts	Notional Amount*		Value
Options Written (Premiums received $2,354) (0.0)%†
Calls - Over-the-Counter
Currency Options (0.0)%†
AUD/USD, Counterparty GSCO, December Strike Price $0.739, Expires 12/23/19	1	234,000	AUD	$ (1,785)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]The coupon rate shown represents the rate at period end.
[b]Redemption price at maturity and coupon payment are adjusted for inflation.
[c]Principal amount is stated in 1,000 Brazilian Real Units.
[d]Principal amount is stated in 100 Mexican Peso Units.
[e]Principal amount of security is adjusted for inflation.
[f]Principal amount is stated in 100 Unidad de Inversion Units.
[g]A supranational organization is an entity formed by two or more central governments through international treaties.
[h]Non-income producing.
[i]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2019, the value of this security was $195,793,326, representing 0.6% of net assets.
[j]The principal represents the notional amount. See Note 3 regarding value recovery instruments.
[k]The security was issued on a discount basis with no stated coupon rate.
[l]See Note 6 regarding investments in affiliated management investment companies.
[m]The rate shown is the annualized seven-day effective yield at period end.
At March 31, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	HSBK	Buy	111,328,000	124,965,680		4/01/19	$ —	$ (29,650)
Euro	HSBK	Sell	111,328,000	126,922,826		4/01/19	1,986,796	—
Mexican Peso	CITI	Buy	3,422,907,160	151,523,115	EUR	4/03/19	6,197,717	—
Mexican Peso	CITI	Sell	3,422,907,160	156,678,955	EUR	4/03/19	—	(410,684)
Euro	CITI	Sell	102,304,000	117,699,217		4/04/19	2,861,191	—
Euro	GSCO	Sell	195,619,980	224,049,432		4/04/19	4,462,589	—
Indian Rupee	HSBK	Buy	13,577,225,000	197,142,805		4/04/19	—	(1,197,805)
Indian Rupee	HSBK	Sell	13,577,225,000	189,679,030		4/04/19	—	(6,265,970)
Indian Rupee	BNDP	Sell	15,907,375,900	221,807,603		4/05/19	—	(7,707,357)
Euro	BOFA	Sell	177,149,495	201,399,489		4/08/19	2,479,017	—
Euro	DBAB	Sell	64,735,000	74,387,765		4/08/19	1,697,088	—
Euro	GSCO	Sell	127,740,000	146,809,027		4/08/19	3,370,283	—
Australian Dollar	CITI	Sell	58,864,350	42,037,976		4/09/19	235,247	—
Euro	UBSW	Sell	154,764,200	178,878,010		4/09/19	5,079,243	—
Euro	CITI	Sell	156,678,971	178,474,739		4/10/19	2,510,863	—
Japanese Yen	GSCO	Sell	6,380,360,000	59,150,798		4/10/19	1,511,783	—
Japanese Yen	HSBK	Sell	38,917,825,000	360,902,278		4/10/19	9,325,705	—
South Korean Won	HSBK	Sell	397,730,968,000	356,533,520		4/10/19	6,854,714	—
Australian Dollar	JPHQ	Sell	94,157,546	67,583,462		4/11/19	714,514	—
Euro	BZWS	Sell	202,258,000	227,804,197		4/11/19	632,016	—
  |  12

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Bond Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	JPHQ	Sell	15,349,327	17,725,587		4/11/19	$ 485,527	$ —
Indian Rupee	HSBK	Sell	9,641,641,522	135,410,608		4/11/19	—	(3,488,590)
Japanese Yen	BNDP	Sell	6,405,061,130	59,333,591		4/11/19	1,466,210	—
Japanese Yen	BOFA	Sell	6,474,170,000	58,147,746		4/11/19	—	(344,009)
Japanese Yen	HSBK	Sell	5,356,600,429	48,111,809		4/11/19	—	(283,114)
Japanese Yen	JPHQ	Sell	39,126,500,000	362,406,565		4/11/19	8,912,969	—
Japanese Yen	DBAB	Sell	12,553,300,000	113,277,302		4/12/19	—	(147,399)
Australian Dollar	CITI	Sell	114,480,159	80,880,232		4/15/19	—	(427,855)
Australian Dollar	JPHQ	Sell	636,971,092	458,654,921		4/15/19	6,254,244	—
Euro	BOFA	Sell	177,095,041	205,598,488		4/15/19	6,621,715	—
Euro	GSCO	Sell	139,195,260	161,021,077		4/15/19	4,626,954	—
Indian Rupee	CITI	Sell	16,653,322,000	233,465,094		4/15/19	—	(6,201,627)
Indian Rupee	HSBK	Sell	16,638,590,439	233,468,372		4/15/19	—	(5,986,340)
Japanese Yen	CITI	Sell	21,426,627,284	193,586,405		4/15/19	—	(65,214)
Japanese Yen	DBAB	Sell	19,434,250,000	175,455,584		4/15/19	—	(189,138)
Mexican Peso	DBAB	Buy	3,204,884,515	139,503,537	EUR	4/15/19	7,983,683	—
Mexican Peso	DBAB	Sell	3,204,884,515	145,537,053	EUR	4/15/19	—	(1,204,671)
Euro	BOFA	Sell	94,781,666	109,499,363		4/16/19	2,997,559	—
Euro	GSCO	Sell	171,944,000	198,712,242		4/16/19	5,506,668	—
Indian Rupee	CITI	Sell	867,169,600	12,140,200		4/16/19	—	(336,522)
Japanese Yen	CITI	Sell	3,332,090,000	30,942,361		4/16/19	824,561	—
Japanese Yen	HSBK	Sell	37,908,340,000	351,892,655		4/16/19	9,250,111	—
South Korean Won	CITI	Sell	280,696,000,000	247,243,900		4/16/19	398,327	—
Euro	SCNY	Sell	140,680,000	161,641,320		4/17/19	3,552,327	—
Japanese Yen	HSBK	Sell	12,607,090,000	114,559,399		4/17/19	597,264	—
Japanese Yen	DBAB	Sell	28,978,745,000	260,234,679		4/18/19	—	(1,743,128)
Japanese Yen	GSCO	Sell	14,437,991,572	130,664,105		4/18/19	139,702	—
Japanese Yen	GSCO	Sell	14,440,595,139	129,673,720		4/18/19	—	(874,219)
Japanese Yen	HSBK	Sell	17,801,460,000	159,640,748		4/18/19	—	(1,290,564)
Japanese Yen	MSCO	Sell	3,400,000,000	30,498,744		4/18/19	—	(238,423)
Japanese Yen	CITI	Sell	27,801,468,900	249,968,251		4/22/19	—	(1,457,373)
Japanese Yen	HSBK	Sell	42,232,203,900	382,465,327		4/22/19	533,772	—
Australian Dollar	JPHQ	Sell	194,000,000	139,707,160		4/23/19	1,899,427	—
Euro	DBAB	Sell	21,602,855	24,794,460		4/23/19	505,979	—
Euro	GSCO	Sell	98,685,171	113,371,498		4/23/19	2,417,970	—
Euro	JPHQ	Sell	91,801,000	105,494,037		4/23/19	2,280,507	—
Euro	UBSW	Sell	119,762,500	137,645,436		4/23/19	2,994,285	—
Japanese Yen	JPHQ	Sell	14,202,199,000	128,319,403		4/23/19	—	(131,338)
Mexican Peso	MSCO	Buy	5,314,781,020	239,296,759	EUR	4/23/19	3,771,141	—
Mexican Peso	MSCO	Sell	5,314,781,020	241,888,814	EUR	4/23/19	—	(856,847)
Euro	DBAB	Sell	68,506,971	78,438,427		4/24/19	1,408,293	—
Euro	UBSW	Sell	245,086,718	280,386,558		4/24/19	4,807,848	—
Mexican Peso	CITI	Buy	2,307,343,100	99,375,201	EUR	4/24/19	6,682,058	—
Mexican Peso	CITI	Sell	2,307,343,100	104,894,954	EUR	4/24/19	—	(475,575)
Euro	DBAB	Sell	21,602,684	24,750,196		4/25/19	457,804	—
Euro	JPHQ	Sell	70,643,943	80,880,604		4/25/19	1,440,923	—
Japanese Yen	SCNY	Sell	11,809,161,000	106,789,539		4/25/19	—	(36,844)
Japanese Yen	BZWS	Sell	41,710,017,330	381,651,785		4/26/19	4,306,361	—
Japanese Yen	CITI	Sell	25,386,870,000	231,646,398		4/26/19	1,974,491	—
Japanese Yen	DBAB	Sell	31,008,148,000	282,646,407		4/26/19	2,119,485	—
  |  13

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Bond Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	GSCO	Sell	15,371,620,000	138,966,315		4/26/19	$ —	$ (98,850)
Japanese Yen	HSBK	Sell	36,797,104,824	337,208,440		4/26/19	4,309,534	—
Japanese Yen	MSCO	Sell	6,192,115,000	57,089,653		4/26/19	1,070,346	—
Euro	BOFA	Sell	260,447,167	297,905,980		4/29/19	4,930,878	—
Euro	GSCO	Sell	204,004,038	234,343,518		4/29/19	4,860,876	—
Mexican Peso	CITI	Buy	2,084,698,000	90,387,139	EUR	4/29/19	5,231,269	—
Mexican Peso	CITI	Sell	2,084,698,000	94,161,358	EUR	4/29/19	—	(985,677)
Australian Dollar	JPHQ	Sell	248,603,352	177,904,288		4/30/19	1,284,975	—
Euro	BOFA	Sell	260,447,167	299,691,346		4/30/19	6,690,278	—
Euro	BZWS	Sell	242,386,599	279,057,268		4/30/19	6,374,200	—
Euro	DBAB	Sell	138,485,021	159,588,061		4/30/19	3,793,473	—
Euro	GSCO	Sell	164,724,987	189,490,235		4/30/19	4,175,887	—
Euro	JPHQ	Sell	236,418,000	272,116,882		4/30/19	6,148,442	—
Euro	SCNY	Sell	221,525,985	254,905,520		4/30/19	5,690,484	—
Euro	JPHQ	Sell	65,175,000	74,970,802		5/02/19	1,636,428	—
Mexican Peso	CITI	Buy	3,783,708,400	159,404,647	EUR	5/02/19	14,576,472	—
Mexican Peso	CITI	Sell	3,783,708,400	170,782,157	EUR	5/02/19	—	(1,774,591)
Brazilian Real	JPHQ	Buy	821,500,000	190,660,756	EUR	5/03/19	—	(5,311,321)
Euro	CITI	Sell	297,277,149	340,706,368		5/03/19	6,182,908	—
Euro	UBSW	Sell	23,478,000	27,074,360		5/06/19	647,737	—
Japanese Yen	CITI	Sell	21,671,885,650	195,177,154		5/07/19	—	(1,042,196)
Australian Dollar	CITI	Sell	114,077,877	80,700,971		5/13/19	—	(365,413)
Australian Dollar	JPHQ	Sell	94,157,546	66,677,195		5/13/19	—	(233,340)
Euro	CITI	Sell	72,561,320	82,809,155		5/13/19	1,084,066	—
Euro	JPHQ	Sell	11,512,010	13,153,105		5/13/19	187,243	—
Australian Dollar	CITI	Sell	114,077,877	81,146,446		5/15/19	76,955	—
Australian Dollar	JPHQ	Sell	448,656,000	319,088,634		5/15/19	251,059	—
Euro	CITI	Sell	8,800,000	10,010,880		5/15/19	97,769	—
Euro	DBAB	Sell	87,311,009	99,786,513		5/15/19	1,431,542	—
Euro	JPHQ	Sell	88,189,373	100,286,309		5/15/19	941,871	—
Japanese Yen	CITI	Sell	5,202,825,000	47,275,846		5/15/19	143,110	—
Australian Dollar	JPHQ	Sell	332,555,000	235,941,121		5/20/19	—	(411,874)
Euro	BOFA	Sell	189,563,331	215,645,350		5/20/19	2,009,376	—
Euro	GSCO	Sell	156,473,908	177,740,277		5/20/19	1,395,751	—
Euro	JPHQ	Sell	78,318,607	89,042,382		5/20/19	778,097	—
Indian Rupee	HSBK	Sell	11,017,218,000	153,261,710		5/20/19	—	(4,306,446)
Japanese Yen	BZWS	Sell	18,395,775,000	164,162,246		5/20/19	—	(2,543,484)
Japanese Yen	GSCO	Sell	12,752,991,579	116,032,277		5/20/19	462,438	—
Australian Dollar	BOFA	Sell	264,500,000	189,003,765		5/21/19	1,015,116	—
Australian Dollar	JPHQ	Sell	283,015,000	201,642,527		5/21/19	494,673	—
Euro	BOFA	Sell	79,015,000	90,239,081		5/21/19	1,182,061	—
Euro	GSCO	Sell	98,661,108	112,505,235		5/21/19	1,305,282	—
Euro	JPHQ	Sell	107,954,543	122,863,709		5/21/19	1,189,219	—
Euro	SCNY	Sell	106,299,000	121,228,695		5/21/19	1,420,150	—
Euro	UBSW	Sell	178,106,008	202,677,513		5/21/19	1,936,005	—
Japanese Yen	BOFA	Sell	29,021,149,875	264,455,570		5/21/19	1,442,785	—
Japanese Yen	BOFA	Sell	55,039,565,500	494,946,768		5/21/19	—	(3,865,632)
Japanese Yen	CITI	Sell	39,578,916,200	360,196,359		5/21/19	1,500,682	—
Japanese Yen	DBAB	Sell	9,637,940,000	87,758,449		5/21/19	411,757	—
South Korean Won	CITI	Sell	521,261,500,000	464,044,779		5/21/19	5,178,669	—
  |  14

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Bond Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Australian Dollar	JPHQ	Sell	194,000,000	138,977,720		5/22/19	$ 1,093,044	$ —
Indian Rupee	JPHQ	Buy	8,138,270,210	114,149,242		5/22/19	2,213,163	—
Indian Rupee	JPHQ	Sell	11,681,542,000	161,975,255		5/22/19	—	(5,049,467)
Japanese Yen	BZWS	Sell	18,395,775,000	167,178,086		5/22/19	449,470	—
Japanese Yen	HSBK	Sell	10,034,848,500	91,247,878		5/22/19	297,842	—
Japanese Yen	SCNY	Sell	10,082,050,000	91,600,040		5/22/19	222,197	—
Euro	BNDP	Sell	158,886,676	181,686,914		5/28/19	2,495,948	—
Euro	BZWS	Sell	121,193,300	138,505,763		5/28/19	1,825,048	—
Euro	GSCO	Sell	356,206,453	407,664,038		5/28/19	5,937,600	—
Euro	MSCO	Sell	385,872,751	441,066,060		5/28/19	5,882,239	—
Indian Rupee	JPHQ	Sell	20,444,343,840	283,657,683		5/28/19	—	(8,425,235)
Japanese Yen	BZWS	Sell	9,218,756,500	83,870,619		5/28/19	282,742	—
Japanese Yen	BZWS	Sell	38,433,900,000	348,167,843		5/28/19	—	(318,215)
Japanese Yen	CITI	Sell	14,729,205,625	134,092,036		5/28/19	540,073	—
Japanese Yen	DBAB	Sell	25,032,090,000	227,733,184		5/28/19	763,390	—
Euro	DBAB	Sell	138,539,445	158,448,671		5/31/19	2,166,453	—
Japanese Yen	DBAB	Sell	22,546,740,365	204,877,241		5/31/19	394,343	—
Japanese Yen	HSBK	Sell	18,077,594,000	164,349,981		5/31/19	399,062	—
Japanese Yen	JPHQ	Sell	16,893,356,000	153,575,964		5/31/19	365,240	—
Australian Dollar	CITI	Sell	58,864,350	42,082,124		6/03/19	235,542	—
Euro	BNDP	Sell	8,856,901	10,156,704		6/03/19	163,024	—
Euro	CITI	Sell	204,178,000	234,171,748		6/03/19	3,787,602	—
Brazilian Real	CITI	Buy	740,416,000	171,599,147	EUR	6/04/19	—	(5,566,191)
Euro	BOFA	Sell	433,100,194	496,973,811		6/04/19	8,245,082	—
Euro	DBAB	Sell	146,244,263	167,705,316		6/04/19	2,677,053	—
Euro	GSCO	Sell	195,619,980	224,380,030		6/04/19	3,634,102	—
Euro	HSBK	Sell	172,450,000	197,601,832		6/04/19	3,001,898	—
Japanese Yen	BOFA	Sell	42,387,239,840	384,419,432		6/04/19	—	(123,446)
Japanese Yen	HSBK	Sell	14,893,097,250	134,683,480		6/04/19	—	(428,749)
Euro	GSCO	Sell	104,415,800	119,740,907		6/05/19	1,903,939	—
Euro	JPHQ	Sell	344,762,666	395,257,431		6/05/19	6,180,422	—
Euro	SCNY	Sell	276,473,292	317,540,635		6/05/19	5,530,628	—
Euro	UBSW	Sell	15,764,200	18,084,769		6/05/19	294,305	—
Indian Rupee	BNDP	Sell	16,040,174,100	222,921,070		6/06/19	—	(5,990,458)
Indian Rupee	HSBK	Sell	13,517,663,000	187,654,099		6/06/19	—	(5,258,326)
Euro	BOFA	Sell	177,262,005	202,351,670		6/07/19	2,272,119	—
Euro	DBAB	Sell	122,935,000	140,105,331		6/07/19	1,345,874	—
Euro	JPHQ	Sell	402,153,764	457,851,777		6/10/19	3,819,461	—
Indian Rupee	HSBK	Sell	16,550,807,563	230,874,386		6/11/19	—	(5,181,288)
Mexican Peso	HSBK	Buy	4,253,323,520	173,180,925	EUR	6/11/19	21,052,639	—
Mexican Peso	HSBK	Sell	4,253,323,520	191,530,757	EUR	6/11/19	—	(333,935)
Indian Rupee	BNDP	Sell	4,475,348,160	62,649,236		6/12/19	—	(1,172,621)
Japanese Yen	CITI	Sell	4,208,470,000	38,156,835		6/13/19	—	(49,989)
Japanese Yen	HSBK	Sell	7,612,628,387	68,928,120		6/13/19	—	(183,542)
Euro	JPHQ	Sell	86,668,842	98,515,173		6/14/19	633,562	—
Euro	UBSW	Sell	96,724,000	109,927,310		6/14/19	689,657	—
Indian Rupee	HSBK	Sell	8,304,820,383	117,142,540		6/14/19	—	(1,261,788)
Japanese Yen	SCNY	Sell	12,414,879,000	112,456,670		6/14/19	—	(261,345)
Indian Rupee	HSBK	Sell	16,567,150,000	234,247,437		6/17/19	—	(1,869,573)
Euro	BOFA	Sell	94,781,666	107,962,004		6/18/19	882,591	—
  |  15

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Bond Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	GSCO	Sell	139,195,260	158,527,394		6/18/19	$ 1,271,804	$ —
Indian Rupee	CITI	Sell	13,368,211,000	188,590,125		6/18/19	—	(1,912,145)
Japanese Yen	BOFA	Sell	22,448,856,125	202,533,888		6/18/19	—	(1,349,393)
Japanese Yen	CITI	Sell	41,463,932,300	374,095,254		6/18/19	—	(2,485,295)
Mexican Peso	CITI	Buy	2,168,516,800	90,831,125	EUR	6/27/19	7,463,725	—
Mexican Peso	CITI	Sell	2,168,516,800	96,969,842	EUR	6/27/19	—	(523,357)
Euro	CITI	Sell	30,327,138	34,917,150		6/28/19	626,775	—
Indian Rupee	HSBK	Sell	13,577,225,000	194,795,194		7/05/19	1,699,781	—
Mexican Peso	CITI	Buy	5,241,530,400	226,585,034	EUR	7/15/19	8,945,954	—
Mexican Peso	CITI	Sell	5,241,530,400	234,009,234	EUR	7/15/19	—	(539,677)
Mexican Peso	JPHQ	Buy	659,023,741	29,166,666	EUR	7/18/19	333,232	—
Mexican Peso	JPHQ	Sell	659,023,741	29,153,764	EUR	7/18/19	—	(347,845)
Indian Rupee	HSBK	Sell	10,546,552,000	144,748,933		7/22/19	—	(4,956,673)
Mexican Peso	CITI	Buy	4,406,581,755	194,598,410	EUR	7/22/19	2,496,044	—
Mexican Peso	CITI	Sell	4,406,581,755	196,539,898	EUR	7/22/19	—	(296,455)
Euro	CITI	Sell	336,897,970	385,283,256		7/23/19	3,566,424	—
South Korean Won	HSBK	Sell	100,447,500,000	89,901,996		8/19/19	1,216,812	—
Euro	CITI	Sell	264,949,140	304,219,902		9/06/19	2,895,736	—
Mexican Peso	CITI	Buy	3,013,727,024	120,534,617	EUR	9/06/19	14,308,896	—
Mexican Peso	CITI	Sell	3,013,727,024	132,931,783	EUR	9/06/19	—	(209,716)
South Korean Won	CITI	Sell	465,402,500,000	413,518,352		9/20/19	2,149,192	—
Euro	GSCO	Sell	98,661,108	113,773,031		9/23/19	1,407,203	—
Euro	CITI	Sell	39,100,000	45,233,226		9/25/19	694,515	—
Euro	DBAB	Sell	460,651,735	533,020,123		9/25/19	8,292,897	—
Euro	BZWS	Sell	121,193,300	139,056,586		9/30/19	947,567	—
Euro	SCNY	Sell	225,919,558	258,029,505		9/30/19	576,918	—
Euro	HSBK	Sell	111,328,000	126,863,822		10/01/19	—	(13,602)
Mexican Peso	CITI	Buy	3,013,727,024	117,820,361	EUR	12/06/19	14,261,341	—
Mexican Peso	CITI	Sell	3,013,727,024	130,093,915	EUR	12/06/19	—	(195,450)
Total Forward Exchange Contracts							$415,508,964	$(116,632,856)
Net unrealized appreciation (depreciation)							$298,876,108

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2019, the Fund had the following interest rate swap contracts outstanding. See  Note 3.
Interest Rate Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%	Semi-Annual	1/27/25	$614,156,000	$11,822,018	$ —	$ 11,822,018
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual	1/29/25	383,800,000	8,151,027	—	8,151,027
  |  16

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Bond Fund  (continued)
Interest Rate Swap Contracts  (continued)
Description	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual	1/30/25	$325,000,000	$6,817,580	$ —	$ 6,817,580
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual	2/03/25	514,670,000	14,400,365	—	14,400,365
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.978%	Semi-Annual	3/27/25	39,700,000	720,419	—	720,419
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.985%	Semi-Annual	3/27/25	39,700,000	704,136	—	704,136
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.45%	Semi-Annual	7/22/25	893,410,000	(7,001,444)	31,974	(7,033,418)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.439%	Semi-Annual	7/23/25	101,430,000	(726,880)	—	(726,880)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.40%	Semi-Annual	7/24/25	798,605,000	(3,838,306)	—	(3,838,306)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.89%	Semi-Annual	7/22/45	385,470,000	(23,984,292)	(26,696)	(23,957,596)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.861%	Semi-Annual	7/24/45	54,025,000	(3,048,361)	—	(3,048,361)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.574%	Semi-Annual	8/24/45	1,057,400,000	390,906	—	390,906
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.613%	Semi-Annual	1/26/47	406,800,000	(2,923,100)	—	(2,923,100)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.678%	Semi-Annual	1/27/47	700,300,000	(14,465,942)	—	(14,465,942)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.537%	Semi-Annual	4/13/47	404,700,000	975,805	—	975,805
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.587%	Semi-Annual	7/27/47	980,700,000	(1,883,095)	—	(1,883,095)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual	2/20/48	422,692,000	(36,119,224)	—	(36,119,224)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	422,692,000	(38,090,706)	—	(38,090,706)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	422,692,000	(39,613,294)	—	(39,613,294)
Total Interest Rate Swap Contracts				$(127,712,388)	$5,278	$(127,717,666)
See Abbreviations on page 47.
  |  17

Templeton Income Trust
Statement of Investments, March 31, 2019 (unaudited)
Templeton Global Total Return Fund
		Shares/Warrants		Value
	Common Stocks and Other Equity Interests 0.0%†
	South Africa 0.0%†
[a,b,c]	Edcon Holdings Ltd., F wts., 2/20/49	22,026		$ —
[a,b,c]	Edcon Holdings Ltd., F1 wts., 2/20/49	394,125,656		—
[a,b,c]	Edcon Holdings Ltd., F2 wts., 2/20/49	31,916,299		—
[a,b,c]	K2016470219 South Africa Ltd., A	434,200,485		300,788
[a,b,c]	K2016470219 South Africa Ltd., B	50,014,925		34,647
				335,435
	Switzerland 0.0%†
[a]	CEVA Logistics AG	29,666		892,379
	Total Common Stocks and Other Equity Interests (Cost $10,369,720)			1,227,814
		Principal Amount*
	Foreign Government and Agency Securities 46.7%
	Argentina 2.7%
	Argentina Treasury Bill,
	Strip, 4/30/20	1,246,413,000	ARS	31,834,747
	Strip, 7/31/20	32,271,000	ARS	716,937
	Argentine Bonos del Tesoro,
	18.20%, 10/03/21	1,518,433,000	ARS	25,228,928
	16.00%, 10/17/23	1,462,549,400	ARS	25,169,483
	senior note, 15.50%, 10/17/26	2,527,300,600	ARS	40,713,311
	Government of Argentina,
	[d] FRN, 54.47%, (ARPP7DRR), 6/21/20	19,260,000	ARS	492,298
	[d] FRN, 44.503%, (ARS Badlar + 2.00%), 4/03/22	9,178,000	ARS	205,899
	[e] Index Linked, 4.00%, 3/06/20	7,260,000	ARS	235,920
	senior note, 4.50%, 2/13/20	18,373,000		16,905,457
				141,502,980
	Bosnia and Herzegovina 0.0%†
[d,f]	Government of Bosnia & Herzegovina, senior bond, B, Reg S, FRN, 0.50%, (6-month EUR LIBOR + 0.813%), 12/20/21	87,500	DEM	45,713
	Brazil 11.9%
	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/21	207,870[g]	BRL	55,423,710
	10.00%, 1/01/23	373,872[g]	BRL	100,853,751
	10.00%, 1/01/25	669,104[g]	BRL	181,270,013
	10.00%, 1/01/27	554,610[g]	BRL	150,244,192
	Letra Tesouro Nacional,
	Strip, 7/01/19	471,390[g]	BRL	118,523,118
	Strip, 7/01/20	128,850[g]	BRL	30,317,235
	Strip, 7/01/21	510[g]	BRL	110,671
				636,742,690
	Colombia 2.0%
	Government of Colombia,
	senior bond, 7.75%, 4/14/21	12,635,000,000	COP	4,145,913
	senior bond, 4.375%, 3/21/23	1,916,000,000	COP	572,796
	senior bond, 9.85%, 6/28/27	3,053,000,000	COP	1,185,962
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  18

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Total Return Fund  (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Colombia (continued)
Titulos de Tesoreria,
B, 7.00%, 6/30/32	11,774,000,000	COP	$ 3,757,395
senior bond, B, 11.00%, 7/24/20	19,102,000,000	COP	6,473,018
senior bond, B, 7.00%, 5/04/22	30,519,000,000	COP	10,045,186
senior bond, B, 10.00%, 7/24/24	59,139,000,000	COP	22,076,003
senior bond, B, 7.50%, 8/26/26	176,576,000,000	COP	59,860,535
			108,116,808
Ghana 2.7%
Ghana Treasury Note,
19.95%, 5/06/19	8,280,000	GHS	1,513,160
17.24%, 11/11/19	2,000,000	GHS	362,012
17.18%, 1/06/20	4,880,000	GHS	879,443
16.50%, 2/17/20	11,380,000	GHS	2,034,903
16.50%, 3/16/20	2,870,000	GHS	512,283
Government of Ghana,
24.50%, 4/22/19	23,280,000	GHS	4,260,994
24.50%, 5/27/19	13,490,000	GHS	2,482,996
21.00%, 3/23/20	3,716,000	GHS	689,196
24.75%, 3/01/21	990,000	GHS	195,469
24.50%, 6/21/21	50,930,000	GHS	10,109,788
24.75%, 7/19/21	45,750,000	GHS	9,140,154
19.50%, 10/18/21	71,467,000	GHS	13,065,918
18.75%, 1/24/22	51,790,000	GHS	9,317,496
17.60%, 11/28/22	1,250,000	GHS	217,745
16.50%, 2/06/23	5,210,000	GHS	872,239
19.75%, 3/25/24	50,640,000	GHS	9,352,057
19.00%, 11/02/26	166,050,000	GHS	29,680,677
senior bond, 19.75%, 3/15/32	152,324,000	GHS	26,730,666
senior note, 21.50%, 3/09/20	380,000	GHS	70,816
senior note, 18.25%, 9/21/20	14,680,000	GHS	2,652,030
senior note, 24.00%, 11/23/20	94,380,000	GHS	18,280,348
senior note, 16.50%, 3/22/21	480,000	GHS	83,584
senior note, 18.25%, 7/25/22	22,820,000	GHS	4,049,592
			146,553,566
India 8.7%
Government of India,
senior bond, 8.20%, 2/15/22	1,582,000,000	INR	23,758,011
senior bond, 8.35%, 5/14/22	527,100,000	INR	7,958,421
senior bond, 8.08%, 8/02/22	3,850,000,000	INR	57,802,031
senior bond, 8.13%, 9/21/22	805,000,000	INR	12,114,968
senior bond, 9.15%, 11/14/24	2,349,000,000	INR	37,110,024
senior note, 8.27%, 6/09/20	878,000,000	INR	12,948,231
senior note, 7.80%, 4/11/21	4,542,700,000	INR	67,209,439
senior note, 8.79%, 11/08/21	2,781,000,000	INR	42,210,423
senior note, 8.15%, 6/11/22	625,000,000	INR	9,396,816
senior note, 6.84%, 12/19/22	631,000,000	INR	9,140,539
senior note, 7.16%, 5/20/23	2,481,400,000	INR	36,166,356
senior note, 8.83%, 11/25/23	2,786,900,000	INR	43,162,811
senior note, 7.68%, 12/15/23	4,344,000,000	INR	64,678,101
senior note, 6.79%, 5/15/27	3,180,500,000	INR	44,196,193
			467,852,364
  |  19

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Total Return Fund  (continued)
		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Indonesia 7.1%
	Government of Indonesia,
	senior bond, FR34, 12.80%, 6/15/21	34,970,000,000	IDR	$ 2,757,325
	senior bond, FR35, 12.90%, 6/15/22	95,624,000,000	IDR	7,839,284
	senior bond, FR36, 11.50%, 9/15/19	33,165,000,000	IDR	2,387,927
	senior bond, FR39, 11.75%, 8/15/23	20,613,000,000	IDR	1,693,842
	senior bond, FR40, 11.00%, 9/15/25	110,250,000,000	IDR	9,090,201
	senior bond, FR42, 10.25%, 7/15/27	21,121,000,000	IDR	1,707,331
	senior bond, FR43, 10.25%, 7/15/22	3,593,000,000	IDR	276,325
	senior bond, FR44, 10.00%, 9/15/24	15,790,000,000	IDR	1,234,592
	senior bond, FR46, 9.50%, 7/15/23	651,100,000,000	IDR	49,632,637
	senior bond, FR47, 10.00%, 2/15/28	33,169,000,000	IDR	2,670,058
	senior bond, FR52, 10.50%, 8/15/30	27,140,000,000	IDR	2,275,070
	senior bond, FR53, 8.25%, 7/15/21	1,074,263,000,000	IDR	77,661,480
	senior bond, FR56, 8.375%, 9/15/26	624,244,000,000	IDR	45,836,364
	senior bond, FR59, 7.00%, 5/15/27	455,512,000,000	IDR	30,764,643
	senior bond, FR61, 7.00%, 5/15/22	167,591,000,000	IDR	11,801,390
	senior bond, FR63, 5.625%, 5/15/23	120,764,000,000	IDR	8,070,151
	senior bond, FR64, 6.125%, 5/15/28	18,838,000,000	IDR	1,199,864
	senior bond, FR70, 8.375%, 3/15/24	1,022,875,000,000	IDR	75,322,060
	senior bond, FR71, 9.00%, 3/15/29	624,606,000,000	IDR	47,520,961
				379,741,505
	Kenya 0.4%
[h]	Government of Kenya, senior note, 144A, 6.875%, 6/24/24	19,534,000		20,119,727
	Mexico 7.6%
	Government of Mexico,
	senior bond, M, 8.00%, 6/11/20	9,077,230[i]	MXN	46,930,460
	senior bond, M, 6.50%, 6/10/21	34,131,210[i]	MXN	171,377,275
	senior bond, M, 6.50%, 6/09/22	108,700[i]	MXN	539,620
	senior bond, M, 8.00%, 12/07/23	122,000[i]	MXN	633,026
	senior note, M, 5.00%, 12/11/19	34,266,500[i]	MXN	172,989,064
	senior note, M, 7.25%, 12/09/21	1,790,600[i]	MXN	9,100,242
[j]	Mexican Udibonos,
	Index Linked, 4.00%, 6/13/19	678,777[k]	MXN	3,468,734
	Index Linked, 2.50%, 12/10/20	535,159[k]	MXN	2,695,430
				407,733,851
	Philippines 0.9%
	Government of the Philippines,
	senior note, 3.375%, 8/20/20	215,350,000	PHP	3,981,829
	senior note, 7-56, 3.875%, 11/22/19	2,415,590,000	PHP	45,408,094
				49,389,923
	South Korea 2.3%
	Korea Monetary Stabilization Bond, senior note, 2.06%, 12/02/19	117,660,000,000	KRW	103,592,171
	Korea Treasury Bond, senior note, 1.25%, 12/10/19	24,100,000,000	KRW	21,105,177
				124,697,348
	Ukraine 0.4%
[a,h,l]	Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40	28,429,000		18,219,577
	Total Foreign Government and Agency Securities (Cost $2,792,806,178)			2,500,716,052
  |  20

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Total Return Fund  (continued)
			Principal Amount*		Value
	Quasi-Sovereign and Corporate Bonds 0.0%†
	South Africa 0.0%†
[b,c,m]	K2016470219 South Africa Ltd.,
	senior secured note, 144A, PIK, 3.00%, 12/31/22		33,903,565		$ 42,064
	senior secured note, 144A, PIK, 8.00%, 12/31/22		11,040,756	EUR	121,443
[b,c,m]	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22		8,412,545		316,708
	Total Quasi-Sovereign and Corporate Bonds (Cost $42,896,329)				480,215
			Shares
	Escrows and Litigation Trusts (Cost $—) 0.0%
	United States 0.0%
	NewPage Corp., Litigation Trust		2,500,000		—
		Number of Contracts	Notional Amount*
	Options Purchased (Cost $1,305) 0.0%†
	Puts - Over-the-Counter
	Currency Options 0.0%†
	AUD/USD, Counterparty GSCO, December Strike Price $0.683, Expires 12/23/19	1	122,000	AUD	876
	Total Investments before Short Term Investments (Cost $2,846,073,532)				2,502,424,957
			Principal Amount*
	Short Term Investments 49.4%
	Foreign Government and Agency Securities 9.9%
	Argentina 2.2%
[n]	Argentina Treasury Bill, 4/30/19 - 2/28/20		4,309,260,003	ARS	118,502,777
	Mexico 5.8%
[n]	Mexico Treasury Bill,
	5/23/19		247,251,270[o]	MXN	125,993,298
	6/06/19 - 2/27/20		117,836,930[o]	MXN	57,354,374
	7/04/19		253,710,570[o]	MXN	127,941,900
					311,289,572
	South Korea 1.9%
	Korea Monetary Stabilization Bond,
	senior note, 1.80%, 9/09/19		46,680,000,000	KRW	41,023,999
	senior note, 1.85%, 10/02/19		67,440,000,000	KRW	59,285,256
					100,309,255
	Total Foreign Government and Agency Securities (Cost $556,455,745)				530,101,604
  |  21

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Total Return Fund  (continued)
			Principal Amount*		Value
	Short Term Investments (continued)
	U.S. Government and Agency Securities 11.2%
	United States 11.2%
[n]	U.S. Treasury Bill,
	5/30/19		91,853,000		$ 91,499,615
	9/05/19		275,000,000		272,165,440
	5/02/19 - 9/26/19		102,134,000		101,553,302
	U.S. Treasury Note, 1.625%, 6/30/19		136,500,000		136,196,075
	Total U.S. Government and Agency Securities (Cost $601,270,592)				601,414,432
	Total Investments before Money Market Funds (Cost $4,003,799,869)				3,633,940,993
			Shares

	Money Market Funds (Cost $1,517,808,148) 28.3%
	United States 28.3%
[p,q]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%		1,517,808,148		1,517,808,148
	Total Investments (Cost $5,521,608,017) 96.1%				5,151,749,141
	Options Written (0.0)%†				(931)
	Other Assets, less Liabilities 3.9%				208,862,321
	Net Assets 100.0%				$5,360,610,531
		Number of Contracts	Notional Amount*
	Options Written (Premiums received $1,227) (0.0)%†
	Calls - Over-the-Counter
	Currency Options (0.0)%†
	AUD/USD, Counterparty GSCO, December Strike Price $0.739, Expires 12/23/19	1	122,000	AUD	(931)
  |  22

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Total Return Fund  (continued)
†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
[c]See Note 5 regarding restricted securities.
[d]The coupon rate shown represents the rate at period end.
[e]Redemption price at maturity and coupon payment are adjusted for inflation.
[f]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2019, the value of this security was $45,713, representing less than 0.1% of net assets.
[g]Principal amount is stated in 1,000 Brazilian Real Units.
[h]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $38,339,304, representing 0.7% of net assets.
[i]Principal amount is stated in 100 Mexican Peso Units.
[j]Principal amount of security is adjusted for inflation.
[k]Principal amount is stated in 100 Unidad de Inversion Units.
[l]The principal represents the notional amount. See Note 3 regarding value recovery instruments.
[m]Income may be received in additional securities and/or cash.
[n]The security was issued on a discount basis with no stated coupon rate.
[o]Principal amount is stated in 10 Mexican Peso Units.
[p]See Note 6 regarding investments in affiliated management investment companies.
[q]The rate shown is the annualized seven-day effective yield at period end.
At March 31, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	CITI	Buy	53,617,000	11,029,581	EUR	4/01/19	$ 1,305,537	$ —
Brazilian Real	CITI	Sell	53,617,000	12,075,901	EUR	4/01/19	—	(131,321)
Argentine Peso	BNDP	Buy	1,131,182,295	26,868,938		4/03/19	—	(955,989)
Argentine Peso	BNDP	Sell	1,131,182,296	26,034,115		4/03/19	121,166	—
Argentine Peso	GSCO	Buy	570,964,935	13,434,469		4/03/19	—	(354,892)
Argentine Peso	GSCO	Sell	570,964,935	13,074,535		4/03/19	—	(5,042)
Argentine Peso	HSBK	Buy	2,424,122,988	57,096,494		4/03/19	—	(1,565,059)
Argentine Peso	HSBK	Sell	2,424,122,988	55,855,368		4/03/19	323,933	—
Mexican Peso	CITI	Buy	909,046,900	40,241,120	EUR	4/03/19	1,645,974	—
Mexican Peso	CITI	Sell	909,046,900	41,610,395	EUR	4/03/19	—	(109,068)
Euro	GSCO	Sell	4,499,800	5,153,756		4/04/19	102,652	—
Indian Rupee	HSBK	Buy	1,241,853,000	18,031,843		4/04/19	—	(109,558)
Indian Rupee	HSBK	Sell	1,241,853,000	17,349,162		4/04/19	—	(573,122)
Indian Rupee	BNDP	Sell	1,454,981,800	20,287,823		4/05/19	—	(704,960)
Euro	BOFA	Sell	8,748,171	9,945,708		4/08/19	122,421	—
Euro	DBAB	Sell	30,383,715	34,914,292		4/08/19	796,537	—
Euro	GSCO	Sell	24,160,708	27,767,418		4/08/19	637,454	—
Japanese Yen	DBAB	Sell	1,224,644,331	11,278,728		4/08/19	217,509	—
Japanese Yen	JPHQ	Sell	1,781,841,123	16,433,480		4/08/19	339,554	—
Australian Dollar	CITI	Sell	13,912,200	9,935,398		4/09/19	55,599	—
Euro	UBSW	Sell	28,979,798	33,495,140		4/09/19	951,095	—
Euro	CITI	Sell	41,610,395	47,398,859		4/10/19	666,829	—
  |  23

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Total Return Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	GSCO	Sell	1,641,201,000	15,215,184		4/10/19	$ 388,871	$ —
Japanese Yen	HSBK	Sell	6,005,600,000	55,692,596		4/10/19	1,439,095	—
South Korean Won	HSBK	Sell	30,244,276,000	27,111,538		4/10/19	521,246	—
Australian Dollar	JPHQ	Sell	49,900,000	35,816,723		4/11/19	378,666	—
Euro	JPHQ	Sell	30,695,490	35,447,520		4/11/19	970,954	—
Indian Rupee	HSBK	Sell	1,176,440,234	16,522,341		4/11/19	—	(425,666)
Japanese Yen	BNDP	Sell	91,664,560	849,139		4/11/19	20,983	—
Japanese Yen	BOFA	Sell	619,900,000	5,567,631		4/11/19	—	(32,939)
Japanese Yen	DBAB	Sell	95,091,000	884,897		4/11/19	25,784	—
Japanese Yen	HSBK	Sell	380,376,209	3,416,456		4/11/19	—	(20,104)
Japanese Yen	JPHQ	Sell	6,037,750,000	55,924,252		4/11/19	1,375,392	—
Euro	DBAB	Sell	13,069,770	14,716,626		4/12/19	35,681	—
Japanese Yen	BZWS	Sell	3,259,852,204	29,439,454		4/12/19	—	(14,774)
Japanese Yen	DBAB	Sell	1,148,800,000	10,366,435		4/12/19	—	(13,489)
Australian Dollar	CITI	Sell	44,476,193	31,422,430		4/15/19	—	(166,224)
Australian Dollar	JPHQ	Sell	124,291,000	89,408,217		4/15/19	1,132,103	—
Euro	BOFA	Sell	1,737,194	2,016,795		4/15/19	64,955	—
Euro	DBAB	Sell	13,069,770	15,115,280		4/15/19	430,619	—
Euro	GSCO	Sell	11,097,345	12,837,409		4/15/19	368,884	—
Indian Rupee	CITI	Sell	2,031,982,000	28,486,621		4/15/19	—	(756,701)
Indian Rupee	HSBK	Sell	2,030,184,091	28,487,015		4/15/19	—	(730,433)
Japanese Yen	CITI	Sell	3,026,224,124	27,341,487		4/15/19	—	(9,211)
Japanese Yen	DBAB	Sell	2,999,000,000	27,075,462		4/15/19	—	(29,187)
Mexican Peso	DBAB	Buy	407,399,000	17,733,432	EUR	4/15/19	1,014,871	—
Mexican Peso	DBAB	Sell	407,399,000	18,500,401	EUR	4/15/19	—	(153,135)
Euro	BOFA	Sell	6,976,140	8,059,395		4/16/19	220,627	—
Indian Rupee	CITI	Sell	105,809,000	1,481,305		4/16/19	—	(41,061)
Japanese Yen	CITI	Sell	83,690,000	777,160		4/16/19	20,710	—
Japanese Yen	HSBK	Sell	3,469,350,000	32,205,018		4/16/19	846,565	—
Euro	SCNY	Sell	1,757,000	2,018,793		4/17/19	44,366	—
Japanese Yen	HSBK	Sell	495,720,000	4,504,559		4/17/19	23,485	—
Japanese Yen	DBAB	Sell	10,229,970,000	91,867,090		4/18/19	—	(615,353)
Japanese Yen	GSCO	Sell	992,137,220	8,978,861		4/18/19	9,600	—
Japanese Yen	GSCO	Sell	992,316,130	8,910,805		4/18/19	—	(60,074)
Japanese Yen	HSBK	Sell	5,143,285,000	46,124,187		4/18/19	—	(372,876)
Japanese Yen	MSCO	Sell	13,000,000	116,613		4/18/19	—	(912)
South Korean Won	HSBK	Sell	21,782,000,000	19,323,989		4/18/19	167,175	—
Japanese Yen	CITI	Sell	14,794,651,513	133,021,503		4/22/19	—	(775,546)
Japanese Yen	HSBK	Sell	1,435,854,500	13,003,455		4/22/19	18,148	—
Japanese Yen	JPHQ	Sell	5,235,455,000	47,262,703		4/22/19	—	(84,707)
Euro	DBAB	Sell	15,171,012	17,412,378		4/23/19	355,333	—
Euro	GSCO	Sell	54,178,489	62,241,331		4/23/19	1,327,474	—
Euro	UBSW	Sell	82,327,765	94,620,947		4/23/19	2,058,347	—
Japanese Yen	JPHQ	Sell	1,950,353,000	17,621,787		4/23/19	—	(18,036)
Mexican Peso	MSCO	Buy	198,845,210	8,952,959	EUR	4/23/19	141,092	—
Mexican Peso	MSCO	Sell	198,845,210	9,070,743	EUR	4/23/19	—	(8,664)
Euro	DBAB	Sell	15,547,058	17,800,916		4/24/19	319,600	—
Euro	UBSW	Sell	13,130,824	15,022,056		4/24/19	257,586	—
South Korean Won	HSBK	Sell	41,035,875,625	36,709,644		4/24/19	610,368	—
Euro	DBAB	Sell	7,802,951	8,939,841		4/25/19	165,360	—
  |  24

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Total Return Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	JPHQ	Sell	35,180,422	40,278,241	4/25/19	$ 717,574	$ —
Japanese Yen	JPHQ	Sell	261,100,250	2,347,891	4/25/19	—	(14,038)
Japanese Yen	SCNY	Sell	90,565,000	818,974	4/25/19	—	(283)
Japanese Yen	BZWS	Sell	1,206,055,080	11,000,053	4/26/19	89,019	—
Japanese Yen	DBAB	Sell	1,237,175,669	11,182,144	4/26/19	—	(10,433)
Japanese Yen	DBAB	Sell	7,443,020,000	67,844,841	4/26/19	508,749	—
Japanese Yen	GSCO	Sell	183,530,000	1,659,193	4/26/19	—	(1,180)
Japanese Yen	HSBK	Sell	323,647,265	2,972,477	4/26/19	44,480	—
Euro	BOFA	Sell	23,608,256	27,003,714	4/29/19	446,960	—
Euro	GSCO	Sell	12,212,381	14,028,607	4/29/19	290,989	—
Euro	BOFA	Sell	23,608,256	27,165,549	4/30/19	606,441	—
Euro	BZWS	Sell	10,073,051	11,597,003	4/30/19	264,898	—
Euro	DBAB	Sell	6,633,762	7,644,648	4/30/19	181,716	—
Euro	GSCO	Sell	5,717,100	6,576,626	4/30/19	144,932	—
Euro	JPHQ	Sell	2,285,000	2,630,033	4/30/19	59,425	—
Euro	SCNY	Sell	1,131,282	1,301,743	4/30/19	29,060	—
Argentine Peso	HSBK	Buy	2,424,122,988	53,869,400	5/02/19	—	(422,233)
Euro	CITI	Sell	1,347,153	1,549,644	5/02/19	33,838	—
Argentine Peso	GSCO	Buy	570,964,935	12,568,015	5/03/19	3,736	—
Euro	UBSW	Sell	1,080,000	1,245,434	5/06/19	29,796	—
Japanese Yen	CITI	Sell	3,568,209,967	32,159,809	5/07/19	—	(147,109)
Japanese Yen	GSCO	Sell	2,568,384,000	23,551,704	5/07/19	297,307	—
Euro	JPHQ	Sell	11,202,250	12,854,022	5/08/19	242,635	—
Australian Dollar	CITI	Sell	44,319,904	31,352,786	5/13/19	—	(141,965)
Australian Dollar	JPHQ	Sell	49,900,000	35,336,435	5/13/19	—	(123,662)
Euro	JPHQ	Sell	17,420,515	19,903,897	5/13/19	283,345	—
Japanese Yen	CITI	Sell	2,205,087,124	20,121,703	5/13/19	148,413	—
Australian Dollar	JPHQ	Sell	69,762,400	49,409,429	5/14/19	—	(166,300)
Japanese Yen	CITI	Sell	4,649,794,152	42,415,841	5/14/19	295,938	—
Australian Dollar	CITI	Sell	44,319,904	31,525,855	5/15/19	29,897	—
Australian Dollar	JPHQ	Sell	24,491,000	17,418,244	5/15/19	13,705	—
Euro	DBAB	Sell	11,099,219	12,685,139	5/15/19	181,982	—
Euro	JPHQ	Sell	3,119,931	3,547,892	5/15/19	33,321	—
Japanese Yen	CITI	Sell	2,187,401,000	19,875,977	5/15/19	60,167	—
Japanese Yen	JPHQ	Sell	2,843,509,000	25,837,868	5/15/19	78,331	—
South Korean Won	CITI	Sell	2,182,000,000	1,927,732	5/15/19	7,176	—
South Korean Won	DBAB	Sell	28,680,000,000	25,462,778	5/16/19	218,610	—
Australian Dollar	JPHQ	Sell	25,164,000	17,853,355	5/20/19	—	(31,166)
Euro	BOFA	Sell	46,940,555	53,399,106	5/20/19	497,571	—
Euro	GSCO	Sell	8,064,735	9,160,813	5/20/19	71,938	—
Euro	JPHQ	Sell	101,548,881	115,453,461	5/20/19	1,008,891	—
Indian Rupee	HSBK	Sell	1,344,283,000	18,700,466	5/20/19	—	(525,458)
Japanese Yen	BZWS	Sell	6,016,248,890	53,688,465	5/20/19	—	(831,834)
Japanese Yen	GSCO	Sell	992,137,220	9,026,897	5/20/19	35,976	—
Japanese Yen	HSBK	Sell	5,228,919,000	47,590,789	5/20/19	205,411	—
Japanese Yen	JPHQ	Sell	3,767,300,000	34,262,666	5/20/19	122,734	—
Japanese Yen	SCNY	Sell	206,868,600	1,881,530	5/20/19	6,851	—
Australian Dollar	JPHQ	Sell	21,416,000	15,258,472	5/21/19	37,432	—
Euro	BNDP	Sell	4,802,000	5,464,412	5/21/19	52,126	—
Euro	BOFA	Sell	9,579,000	10,939,697	5/21/19	143,301	—
  |  25

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Total Return Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	GSCO	Sell	54,165,278	61,765,750		5/21/19	$ 716,604	$ —
Euro	JPHQ	Sell	142,593,254	162,103,257		5/21/19	1,387,820	—
Euro	SCNY	Sell	4,214,000	4,805,856		5/21/19	56,299	—
Euro	UBSW	Sell	82,668,771	94,073,755		5/21/19	898,606	—
Japanese Yen	BNDP	Sell	5,282,022,900	48,044,159		5/21/19	174,259	—
Japanese Yen	BOFA	Sell	1,123,710,625	10,243,395		5/21/19	59,433	—
Japanese Yen	BOFA	Sell	1,499,998,500	13,488,831		5/21/19	—	(105,350)
Japanese Yen	CITI	Sell	862,192,500	7,846,566		5/21/19	32,691	—
Japanese Yen	DBAB	Sell	134,994,000	1,229,190		5/21/19	5,767	—
Indian Rupee	JPHQ	Sell	1,425,342,000	19,763,669		5/22/19	—	(616,119)
Japanese Yen	BZWS	Sell	4,291,248,886	38,998,236		5/22/19	104,850	—
Japanese Yen	HSBK	Sell	126,059,100	1,146,268		5/22/19	3,742	—
Japanese Yen	SCNY	Sell	240,140,000	2,181,782		5/22/19	5,292	—
Euro	BNDP	Sell	19,042,000	21,774,527		5/28/19	299,130	—
Euro	BZWS	Sell	5,036,526	5,755,993		5/28/19	75,845	—
Euro	GSCO	Sell	24,226,101	27,725,803		5/28/19	403,825	—
Euro	MSCO	Sell	10,458,000	11,953,860		5/28/19	159,422	—
Indian Rupee	CITI	Buy	85,545,000	1,039,682	EUR	5/28/19	49,615	—
Indian Rupee	CITI	Sell	85,545,000	1,071,187	EUR	5/28/19	—	(14,084)
Indian Rupee	JPHQ	Sell	1,869,960,000	25,945,001		5/28/19	—	(770,622)
Japanese Yen	BZWS	Sell	1,015,610,000	9,239,840		5/28/19	31,149	—
Japanese Yen	BZWS	Sell	2,868,690,000	25,987,100		5/28/19	—	(23,751)
Japanese Yen	CITI	Sell	2,765,977,000	25,180,957		5/28/19	101,420	—
Japanese Yen	DBAB	Sell	2,079,900,000	18,922,201		5/28/19	63,430	—
Japanese Yen	JPHQ	Sell	261,100,250	2,353,951		5/28/19	—	(13,485)
South Korean Won	HSBK	Sell	5,990,000,000	5,339,157		5/28/19	65,341	—
Euro	DBAB	Sell	57,336,369	65,301,878		5/31/19	622,429	—
Indian Rupee	DBAB	Buy	4,025,105,574	48,903,444	EUR	5/31/19	2,318,156	—
Indian Rupee	DBAB	Sell	4,025,105,574	49,923,295	EUR	5/31/19	—	(1,167,693)
Japanese Yen	DBAB	Sell	240,768,569	2,187,811		5/31/19	4,211	—
Japanese Yen	HSBK	Sell	257,326,000	2,339,444		5/31/19	5,680	—
Japanese Yen	JPHQ	Sell	937,437,500	8,522,159		5/31/19	20,268	—
Australian Dollar	CITI	Sell	13,912,200	9,945,832		6/03/19	55,669	—
Euro	CITI	Sell	70,580,000	80,972,362		6/03/19	1,333,454	—
Japanese Yen	CITI	Sell	8,236,852,000	74,841,011		6/03/19	121,023	—
Japanese Yen	SCNY	Sell	4,454,700,000	40,549,951		6/03/19	139,472	—
Euro	BOFA	Sell	13,546,846	15,544,735		6/04/19	257,896	—
Euro	DBAB	Sell	18,590,300	21,318,389		6/04/19	340,302	—
Euro	GSCO	Sell	4,499,800	5,161,361		6/04/19	83,594	—
Euro	JPHQ	Sell	66,814,002	76,700,136		6/04/19	1,304,367	—
Japanese Yen	BOFA	Sell	3,288,665,160	29,825,646		6/04/19	—	(9,578)
Japanese Yen	HSBK	Sell	81,408,000	736,201		6/04/19	—	(2,344)
Japanese Yen	JPHQ	Sell	1,781,841,123	16,155,303		6/04/19	—	(9,805)
Euro	GSCO	Sell	8,776,716	10,064,875		6/05/19	160,036	—
Euro	JPHQ	Sell	14,763,729	16,930,990		6/05/19	269,593	—
Euro	SCNY	Sell	4,966,194	5,703,873		6/05/19	99,345	—
Euro	UBSW	Sell	28,019,798	32,144,452		6/05/19	523,107	—
Indian Rupee	BNDP	Sell	1,467,128,200	20,389,666		6/06/19	—	(547,922)
Indian Rupee	HSBK	Buy	854,165,525	10,370,491	EUR	6/06/19	485,477	—
Indian Rupee	HSBK	Sell	854,165,525	10,685,110	EUR	6/06/19	—	(130,389)
  |  26

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Total Return Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Indian Rupee	HSBK	Sell	1,236,405,000	17,163,948		6/06/19	$ —	$ (480,957)
Euro	BOFA	Sell	8,753,727	9,992,730		6/07/19	112,204	—
Euro	DBAB	Sell	37,783,715	43,060,967		6/07/19	413,651	—
Euro	JPHQ	Sell	11,367,248	12,944,149		6/10/19	110,506	—
South Korean Won	DBAB	Sell	28,685,000,000	25,805,146		6/10/19	539,698	—
Euro	DBAB	Sell	677,000	765,416		6/11/19	1,019	—
Indian Rupee	HSBK	Sell	2,019,473,124	28,170,506		6/11/19	—	(632,203)
Indian Rupee	JPHQ	Sell	140,321,000	1,979,070		6/11/19	—	(22,257)
Euro	HSBK	Sell	12,000,000	13,536,720		6/12/19	—	(13,539)
Indian Rupee	BNDP	Sell	612,350,000	8,588,922		6/12/19	—	(143,654)
Japanese Yen	BZWS	Sell	2,532,491,700	22,948,175		6/13/19	—	(43,189)
Japanese Yen	CITI	Sell	38,352,000	347,725		6/13/19	—	(456)
Euro	JPHQ	Sell	3,066,139	3,485,234		6/14/19	22,414	—
Euro	UBSW	Sell	7,424,000	8,437,413		6/14/19	52,934	—
Indian Rupee	HSBK	Sell	1,013,325,875	14,293,333		6/14/19	—	(153,959)
Indian Rupee	JPHQ	Sell	211,671,000	3,002,425		6/14/19	—	(15,432)
Japanese Yen	SCNY	Sell	618,542,000	5,602,888		6/14/19	—	(13,021)
Mexican Peso	CITI	Buy	820,626,370	34,133,913	EUR	6/14/19	3,219,252	—
Mexican Peso	CITI	Sell	820,626,370	36,674,885	EUR	6/14/19	—	(349,542)
Indian Rupee	HSBK	Sell	2,021,467,000	28,582,071		6/17/19	—	(228,119)
Indian Rupee	JPHQ	Sell	900,566,000	12,762,219		6/17/19	—	(72,755)
Euro	BOFA	Sell	23,470,278	26,734,054		6/18/19	218,551	—
Euro	DBAB	Sell	13,698,285	15,600,470		6/18/19	124,858	—
Euro	GSCO	Sell	11,097,345	12,638,600		6/18/19	101,395	—
Indian Rupee	CITI	Sell	1,631,144,000	23,011,131		6/18/19	—	(233,313)
Indian Rupee	HSBK	Sell	1,069,520,000	15,193,124		6/18/19	—	(47,957)
Indonesian Rupiah	JPHQ	Buy	226,807,000,000	22,194,637	AUD	6/18/19	—	(60,853)
Japanese Yen	BOFA	Sell	1,123,710,625	10,138,133		6/18/19	—	(67,546)
Japanese Yen	CITI	Sell	1,155,015,400	10,420,762		6/18/19	—	(69,230)
Indian Rupee	CITI	Sell	2,059,555,000	29,373,371		6/19/19	27,456	—
Indian Rupee	JPHQ	Sell	885,289,300	12,568,883		6/19/19	—	(45,310)
Indian Rupee	CITI	Sell	2,007,559,000	28,821,877		6/20/19	220,300	—
Indian Rupee	JPHQ	Sell	1,228,742,000	17,632,805		6/20/19	126,988	—
Mexican Peso	CITI	Buy	863,629,300	36,174,228	EUR	6/27/19	2,972,488	—
Mexican Peso	CITI	Sell	863,629,300	38,554,906	EUR	6/27/19	—	(280,919)
Euro	CITI	Sell	74,007,912	85,133,926		6/28/19	1,454,448	—
Argentine Peso	BNDP	Buy	1,131,182,296	23,191,846		7/01/19	—	(193,870)
Indian Rupee	HSBK	Sell	1,241,853,000	17,817,116		7/05/19	155,472	—
Indonesian Rupiah	JPHQ	Buy	1,055,830,000,000	102,071,732	AUD	7/10/19	362,326	—
Mexican Peso	CITI	Buy	1,066,325,900	46,095,982	EUR	7/15/19	1,819,946	—
Mexican Peso	CITI	Sell	1,066,325,900	47,497,587	EUR	7/15/19	—	(232,935)
Mexican Peso	JPHQ	Buy	138,330,710	6,122,155	EUR	7/18/19	69,946	—
Mexican Peso	JPHQ	Sell	138,330,710	6,146,640	EUR	7/18/19	—	(42,216)
Euro	CITI	Sell	43,507,777	49,751,143		7/22/19	459,455	—
Indian Rupee	HSBK	Sell	1,286,854,000	17,661,767		7/22/19	—	(604,796)
Mexican Peso	CITI	Buy	387,026,670	17,091,428	EUR	7/22/19	219,226	—
Mexican Peso	CITI	Sell	387,026,670	17,261,947	EUR	7/22/19	—	(26,037)
Euro	CITI	Sell	34,993,350	40,019,095		7/23/19	370,442	—
South Korean Won	HSBK	Sell	13,196,124,375	11,838,274		7/24/19	198,093	—
Brazilian Real	HSBK	Buy	91,050,000	24,106,434		7/31/19	—	(1,101,280)
  |  27

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Total Return Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	HSBK	Sell	60,173,000,000	53,855,724		8/19/19	$ 728,930	$ —
Euro	CITI	Sell	27,520,080	31,599,106		9/06/19	300,778	—
Mexican Peso	CITI	Buy	356,475,500	14,257,309	EUR	9/06/19	1,692,513	—
Mexican Peso	CITI	Sell	356,475,500	15,723,695	EUR	9/06/19	—	(24,806)
South Korean Won	CITI	Sell	22,784,500,000	20,244,431		9/20/19	105,217	—
Euro	GSCO	Sell	54,165,278	62,461,774		9/23/19	772,559	—
Australian Dollar	CITI	Sell	18,400,000	13,062,344		9/30/19	—	(48,796)
Euro	BZWS	Sell	5,036,526	5,778,884		9/30/19	39,379	—
Euro	SCNY	Sell	1,153,718	1,317,696		9/30/19	2,946	—
Brazilian Real	CITI	Buy	53,617,000	11,717,514	EUR	10/02/19	110,562	—
Mexican Peso	CITI	Buy	356,475,500	13,936,256	EUR	12/06/19	1,686,888	—
Mexican Peso	CITI	Sell	356,475,500	15,388,021	EUR	12/06/19	—	(23,119)
Total Forward Exchange Contracts							$61,216,330	$(19,936,972)
Net unrealized appreciation (depreciation)							$41,279,358

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2019, the Fund had the following interest rate swap contracts outstanding. See  Note 3.
Interest Rate Swap Contracts
Description	Payment Frequency	Counterparty	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.391%	Semi-Annual		5/04/21	$24,190,000	$ (725,687)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.076%	Semi-Annual		6/14/21	11,000,000	(253,541)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.970%	Semi-Annual		1/23/25	73,168,000	1,426,041
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%	Semi-Annual		1/27/25	107,950,000	2,077,952
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual		1/29/25	26,990,000	573,205
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual		1/30/25	22,850,000	479,328
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual		2/03/25	36,010,000	1,007,553
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.036%	Semi-Annual		3/23/25	50,330,000	747,278
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.978%	Semi-Annual		3/27/25	37,700,000	684,126
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.985%	Semi-Annual		3/27/25	37,700,000	668,663
  |  28

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton Global Total Return Fund  (continued)
Interest Rate Swap Contracts  (continued)
Description	Payment Frequency	Counterparty	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.349%	Semi-Annual		2/25/41	$4,680,000	$ (1,445,697)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.32%	Semi-Annual		2/28/41	3,510,000	(1,065,574)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.299%	Semi-Annual		3/01/41	1,170,000	(351,102)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.668%	Semi-Annual		10/04/43	50,300,000	(10,888,266)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.752%	Semi-Annual		7/29/45	100,600,000	(3,515,087)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.378%	Semi-Annual		11/18/46	347,500,000	12,133,983
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.794%	Semi-Annual		3/13/47	55,500,000	(2,488,372)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.537%	Semi-Annual		4/13/47	34,200,000	82,206
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.587%	Semi-Annual		7/27/47	53,800,000	(103,577)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual		2/20/48	52,462,000	(4,483,324)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual		2/22/48	52,462,000	(4,728,012)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual		2/23/48	52,462,000	(4,916,987)
Total Centrally Cleared Swap Contracts					$(15,084,891)
OTC Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.523%	Semi-Annual	DBAB	3/28/21	$10,830,000	$ (239,173)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.44%	Semi-Annual	CITI	4/21/21	29,610,000	(916,182)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.347%	Semi-Annual	CITI	2/25/41	4,680,000	(1,443,548)
Total OTC Swap Contracts					$(2,598,903)
Total Interest Rate Swap Contracts					$(17,683,794)
See Abbreviations on page 47.
  |  29

Templeton Income Trust
Statement of Investments, March 31, 2019 (unaudited)
Templeton International Bond Fund
	Principal Amount*		Value
Foreign Government and Agency Securities 57.2%
Argentina 2.1%
Argentina Treasury Bill,
Strip, 4/30/20	29,394,000	ARS	$ 750,755
Strip, 7/31/20	1,398,000	ARS	31,058
Argentine Bonos del Tesoro,
18.20%, 10/03/21	73,832,000	ARS	1,226,727
16.00%, 10/17/23	171,501,000	ARS	2,951,416
senior note, 15.50%, 10/17/26	153,089,000	ARS	2,466,173
Government of Argentina,
[a] FRN, 54.47%, (ARPP7DRR), 6/21/20	940,000	ARS	24,027
[a] FRN, 44.503%, (ARS Badlar + 2.00%), 4/03/22	5,808,000	ARS	130,296
[b] Index Linked, 4.00%, 3/06/20	356,000	ARS	11,568
senior note, 4.50%, 2/13/20	927,000		852,956
			8,444,976
Brazil 11.1%
Brazil Notas do Tesouro Nacional,
10.00%, 1/01/21	130[c]	BRL	34,661
10.00%, 1/01/23	8,407[c]	BRL	2,267,828
10.00%, 1/01/25	51,600[c]	BRL	13,979,191
10.00%, 1/01/27	64,330[c]	BRL	17,427,037
Letra Tesouro Nacional,
Strip, 7/01/20	21,410[c]	BRL	5,037,579
Strip, 7/01/21	27,790[c]	BRL	6,030,493
			44,776,789
Colombia 1.5%
Government of Colombia,
senior bond, 7.75%, 4/14/21	378,000,000	COP	124,033
senior bond, 4.375%, 3/21/23	57,000,000	COP	17,040
senior bond, 9.85%, 6/28/27	91,000,000	COP	35,349
Titulos de Tesoreria,
senior bond, B, 11.00%, 7/24/20	746,000,000	COP	252,794
senior bond, B, 7.00%, 5/04/22	11,196,000,000	COP	3,685,111
senior bond, B, 10.00%, 7/24/24	4,505,000,000	COP	1,681,672
senior note, B, 7.00%, 9/11/19	637,000,000	COP	202,045
			5,998,044
Ghana 1.2%
Ghana Treasury Note, 17.24%, 11/11/19	280,000	GHS	50,682
Government of Ghana,
21.00%, 3/23/20	90,000	GHS	16,692
24.75%, 3/01/21	180,000	GHS	35,540
16.25%, 5/17/21	1,510,000	GHS	260,767
24.50%, 6/21/21	50,000	GHS	9,925
24.75%, 7/19/21	280,000	GHS	55,940
18.75%, 1/24/22	2,910,000	GHS	523,536
17.60%, 11/28/22	80,000	GHS	13,935
19.75%, 3/25/24	2,910,000	GHS	537,411
19.00%, 11/02/26	8,740,000	GHS	1,562,235
senior bond, 19.75%, 3/15/32	8,740,000	GHS	1,533,744
senior note, 21.50%, 3/09/20	200,000	GHS	37,271
senior note, 18.50%, 6/01/20	100,000	GHS	18,129
senior note, 18.25%, 9/21/20	160,000	GHS	28,905
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  30

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton International Bond Fund  (continued)
		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Ghana (continued)
	Government of Ghana, (continued)
	senior note, 16.50%, 3/22/21	360,000	GHS	$ 62,688
				4,747,400
	India 10.0%
	Government of India,
	senior bond, 8.20%, 2/15/22	19,000,000	INR	285,336
	senior bond, 8.35%, 5/14/22	30,400,000	INR	458,995
	senior bond, 8.08%, 8/02/22	673,000,000	INR	10,104,095
	senior bond, 8.13%, 9/21/22	51,000,000	INR	767,532
	senior bond, 9.15%, 11/14/24	227,000,000	INR	3,586,196
	senior note, 7.80%, 4/11/21	196,900,000	INR	2,913,144
	senior note, 8.79%, 11/08/21	110,000,000	INR	1,669,596
	senior note, 8.15%, 6/11/22	82,000,000	INR	1,232,862
	senior note, 6.84%, 12/19/22	12,000,000	INR	173,830
	senior note, 7.16%, 5/20/23	19,100,000	INR	278,382
	senior note, 8.83%, 11/25/23	257,900,000	INR	3,994,291
	senior note, 7.68%, 12/15/23	302,000,000	INR	4,496,498
	senior note, 7.59%, 1/11/26	512,000,000	INR	7,508,458
	senior note, 6.79%, 5/15/27	232,300,000	INR	3,228,038
				40,697,253
	Indonesia 4.5%
	Government of Indonesia,
	senior bond, FR39, 11.75%, 8/15/23	1,040,000,000	IDR	85,460
	senior bond, FR40, 11.00%, 9/15/25	1,060,000,000	IDR	87,398
	senior bond, FR42, 10.25%, 7/15/27	6,831,000,000	IDR	552,189
	senior bond, FR44, 10.00%, 9/15/24	686,000,000	IDR	53,637
	senior bond, FR47, 10.00%, 2/15/28	4,555,000,000	IDR	366,671
	senior bond, FR52, 10.50%, 8/15/30	7,950,000,000	IDR	666,426
	senior bond, FR56, 8.375%, 9/15/26	53,156,000,000	IDR	3,903,086
	senior bond, FR64, 6.125%, 5/15/28	159,000,000	IDR	10,127
	senior bond, FR70, 8.375%, 3/15/24	168,376,000,000	IDR	12,398,805
				18,123,799
	Mexico 8.3%
	Government of Mexico,
	senior bond, M, 8.00%, 6/11/20	4,433,950[d]	MXN	22,924,098
	senior bond, M, 6.50%, 6/10/21	958,380[d]	MXN	4,812,152
	senior bond, M, 8.00%, 12/07/23	6,600[d]	MXN	34,246
	senior note, M, 5.00%, 12/11/19	904,100[d]	MXN	4,564,207
	senior note, M, 7.25%, 12/09/21	242,600[d]	MXN	1,232,949
[e]	Mexican Udibonos, Index Linked, 4.00%, 6/13/19	44,388[f]	MXN	226,834
				33,794,486
	Philippines 0.1%
	Government of the Philippines,
	senior note, 3.375%, 8/20/20	1,700,000	PHP	31,433
	senior note, 7-56, 3.875%, 11/22/19	31,900,000	PHP	599,654
				631,087
  |  31

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton International Bond Fund  (continued)
			Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	South Korea 13.5%
	Korea Monetary Stabilization Bond,
	senior note, 2.14%, 6/02/20		2,912,000,000	KRW	$ 2,570,489
	senior note, 2.05%, 10/05/20		24,580,000,000	KRW	21,700,637
	Korea Treasury Bond,
	senior note, 1.75%, 6/10/20		4,202,000,000	KRW	3,693,273
	senior note, 1.75%, 12/10/20		30,200,000,000	KRW	26,552,085
					54,516,484
	Thailand 4.5%
	Bank of Thailand Bond,
	senior note, 1.34%, 2/26/20		290,000,000	THB	9,102,737
	senior note, 1.77%, 3/27/20		293,000,000	THB	9,230,793
					18,333,530
	Ukraine 0.4%
[g,h,i]	Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40		2,343,000		1,501,582
	Total Foreign Government and Agency Securities (Cost $251,292,847)				231,565,430
		Number of Contracts	Notional Amount*
	Options Purchased (Cost $107) 0.0%†
	Puts - Over-the-Counter
	Currency Options 0.0%†
	AUD/USD, Counterparty GSCO, December Strike Price $0.683, Expires 12/23/19	1	10,000	AUD	72
	Total Investments before Short Term Investments (Cost $251,292,954)				231,565,502
			Principal Amount*
	Short Term Investments 39.6%
	Foreign Government and Agency Securities 6.1%
	Argentina 1.9%
[j]	Argentina Treasury Bill, 4/30/19 - 2/28/20		279,401,000	ARS	7,577,436
	Mexico 3.9%
[j]	Mexico Treasury Bill,
	5/23/19 - 2/27/20		14,555,830[k]	MXN	7,226,242
	7/18/19		17,201,000[k]	MXN	8,647,042
					15,873,284
	South Korea 0.3%
	Korea Monetary Stabilization Bond, senior note, 2.16%, 2/02/20		1,492,000,000	KRW	1,315,424
	Total Foreign Government and Agency Securities (Cost $26,129,853)				24,766,144
	Total Investments before Money Market Funds (Cost $277,422,807)				256,331,646
  |  32

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton International Bond Fund  (continued)
			Shares		Value
	Short Term Investments (continued)
	Money Market Funds (Cost $135,305,797) 33.5%
	United States 33.5%
[l,m]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%		135,305,797		$135,305,797
	Total Investments (Cost $412,728,604) 96.8%				391,637,443
	Options Written (0.0)%†				(76)
	Other Assets, less Liabilities 3.2%				13,086,563
	Net Assets 100.0%				$404,723,930
		Number of Contracts	Notional Amount*
	Options Written (Premiums received $101) (0.0)%†
	Calls - Over-the-Counter
	Currency Options (0.0)%†
	AUD/USD, Counterparty GSCO, December Strike Price $0.739, Expires 12/23/19	1	10,000	AUD	(76)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]The coupon rate shown represents the rate at period end.
[b]Redemption price at maturity and coupon payment are adjusted for inflation.
[c]Principal amount is stated in 1,000 Brazilian Real Units.
[d]Principal amount is stated in 100 Mexican Peso Units.
[e]Principal amount of security is adjusted for inflation.
[f]Principal amount is stated in 100 Unidad de Inversion Units.
[g]Non-income producing.
[h]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2019, the value of this security was $1,501,582, representing 0.4% of net assets.
[i]The principal represents the notional amount. See Note 3 regarding value recovery instruments.
[j]The security was issued on a discount basis with no stated coupon rate.
[k]Principal amount is stated in 10 Mexican Peso Units.
[l]See Note 6 regarding investments in affiliated management investment companies.
[m]The rate shown is the annualized seven-day effective yield at period end.
  |  33

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton International Bond Fund  (continued)
At March 31, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	CITI	Sell	11,011,000	12,667,990	4/04/19	$ 307,951	$ —
Euro	GSCO	Sell	724,793	830,127	4/04/19	16,534	—
Indian Rupee	HSBK	Buy	98,562,000	1,431,131	4/04/19	—	(8,695)
Indian Rupee	HSBK	Sell	98,562,000	1,376,949	4/04/19	—	(45,487)
Indian Rupee	BNDP	Sell	115,477,000	1,610,176	4/05/19	—	(55,950)
Euro	BOFA	Sell	925,820	1,052,556	4/08/19	12,956	—
Euro	DBAB	Sell	3,493,966	4,014,959	4/08/19	91,598	—
Euro	GSCO	Sell	616,000	707,956	4/08/19	16,253	—
Japanese Yen	JPHQ	Sell	35,000,000	322,796	4/08/19	6,670	—
Australian Dollar	CITI	Sell	17,916,470	12,795,047	4/09/19	71,602	—
Euro	UBSW	Sell	596,154	689,040	4/09/19	19,565	—
Australian Dollar	JPHQ	Sell	3,574,810	2,565,891	4/11/19	27,127	—
Euro	BZWS	Sell	736,000	828,960	4/11/19	2,300	—
Euro	HSBK	Sell	5,247,292	6,051,623	4/11/19	157,969	—
Euro	JPHQ	Sell	413,325	477,312	4/11/19	13,074	—
Indian Rupee	HSBK	Sell	83,702,793	1,175,551	4/11/19	—	(30,286)
Japanese Yen	BOFA	Sell	15,120,000	135,800	4/11/19	—	(803)
Japanese Yen	DBAB	Sell	23,005,000	214,080	4/11/19	6,238	—
Euro	DBAB	Sell	3,684,803	4,149,107	4/12/19	10,060	—
Australian Dollar	JPHQ	Sell	7,149,619	5,141,077	4/15/19	63,150	—
Euro	BOFA	Sell	208,570	242,139	4/15/19	7,799	—
Euro	DBAB	Sell	3,684,803	4,261,500	4/15/19	121,406	—
Euro	GSCO	Sell	247,466	286,269	4/15/19	8,226	—
Indian Rupee	CITI	Sell	144,574,000	2,026,802	4/15/19	—	(53,839)
Indian Rupee	HSBK	Sell	144,445,994	2,026,829	4/15/19	—	(51,970)
Japanese Yen	CITI	Sell	49,873,000	450,595	4/15/19	—	(152)
Japanese Yen	JPHQ	Sell	1,122,525,000	10,126,294	4/15/19	—	(18,970)
Euro	BOFA	Sell	473,307	546,802	4/16/19	14,969	—
Euro	GSCO	Sell	191,000	220,735	4/16/19	6,117	—
Euro	HSBK	Sell	396,000	457,657	4/16/19	12,690	—
Indian Rupee	CITI	Sell	7,528,000	105,390	4/16/19	—	(2,921)
Japanese Yen	CITI	Sell	7,840,000	72,804	4/16/19	1,940	—
Euro	SCNY	Sell	327,000	375,723	4/17/19	8,257	—
Japanese Yen	HSBK	Sell	28,700,000	260,794	4/17/19	1,360	—
Japanese Yen	DBAB	Sell	2,877,432,000	25,839,890	4/18/19	—	(173,083)
Japanese Yen	GSCO	Sell	986,950,489	8,931,921	4/18/19	9,550	—
Japanese Yen	GSCO	Sell	987,128,463	8,864,221	4/18/19	—	(59,760)
Japanese Yen	MSCO	Sell	6,000,000	53,821	4/18/19	—	(421)
Japanese Yen	CITI	Sell	18,818,061	169,197	4/22/19	—	(986)
Euro	DBAB	Sell	3,464,889	3,976,791	4/23/19	81,154	—
Euro	GSCO	Sell	277,029	318,257	4/23/19	6,788	—
Euro	UBSW	Sell	140,305	161,255	4/23/19	3,508	—
Japanese Yen	JPHQ	Sell	44,076,000	398,235	4/23/19	—	(408)
Euro	DBAB	Sell	922,000	1,055,662	4/24/19	18,953	—
Euro	UBSW	Sell	573,000	655,529	4/24/19	11,241	—
Euro	DBAB	Sell	434,885	498,248	4/25/19	9,216	—
Euro	HSBK	Sell	677,192	775,050	4/25/19	13,542	—
Euro	JPHQ	Sell	2,061,845	2,360,617	4/25/19	42,055	—
  |  34

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton International Bond Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	JPHQ	Sell	44,303,488	399,344		4/25/19	$ —	$ (1,428)
Japanese Yen	JPHQ	Sell	623,484,220	5,714,717		4/25/19	74,641	—
Japanese Yen	SCNY	Sell	23,295,000	210,655		4/25/19	—	(73)
Japanese Yen	BZWS	Sell	114,648,450	1,053,860		4/26/19	16,649	—
Japanese Yen	CITI	Sell	16,634,000	151,779		4/26/19	1,294	—
Japanese Yen	GSCO	Sell	33,200,000	300,143		4/26/19	—	(214)
Japanese Yen	HSBK	Sell	75,738,365	694,494		4/26/19	9,298	—
Japanese Yen	MSCO	Sell	11,745,000	108,286		4/26/19	2,030	—
Euro	BOFA	Sell	118,760	135,841		4/29/19	2,248	—
Euro	CITI	Sell	805,010	924,916		4/29/19	19,366	—
Euro	DBAB	Sell	1,450,000	1,663,585		4/29/19	32,491	—
Mexican Peso	DBAB	Buy	197,350,000	8,948,612	EUR	4/29/19	54,239	—
Mexican Peso	DBAB	Sell	197,350,000	8,945,226	EUR	4/29/19	—	(58,047)
Brazilian Real	DBAB	Buy	8,737,100	2,002,590	EUR	4/30/19	—	(26,978)
Euro	BOFA	Sell	118,760	136,655		4/30/19	3,051	—
Euro	BZWS	Sell	2,023,992	2,330,202		4/30/19	53,226	—
Euro	DBAB	Sell	3,689,068	4,251,227		4/30/19	101,053	—
Euro	GSCO	Sell	1,005,086	1,156,194		4/30/19	25,480	—
Euro	HSBK	Sell	810,000	932,329		4/30/19	21,085	—
Euro	JPHQ	Sell	1,228,000	1,413,427		4/30/19	31,936	—
Euro	SCNY	Sell	670,194	771,179		4/30/19	17,216	—
Euro	CITI	Sell	442,000	508,437		5/02/19	11,102	—
Euro	JPHQ	Sell	5,133,700	5,905,295		5/02/19	128,898	—
Australian Dollar	BOFA	Sell	10,100,000	7,333,206		5/06/19	156,874	—
Japanese Yen	CITI	Sell	77,248,911	695,704		5/07/19	—	(3,715)
Euro	JPHQ	Sell	247,137	283,578		5/08/19	5,353	—
Australian Dollar	JPHQ	Sell	3,574,810	2,531,484		5/13/19	—	(8,859)
Euro	JPHQ	Sell	186,425	213,001		5/13/19	3,032	—
Euro	HSBK	Sell	152,000	172,951		5/14/19	1,740	—
Euro	DBAB	Sell	5,442,103	6,221,140		5/15/19	90,666	—
Euro	JPHQ	Sell	735,695	836,610		5/15/19	7,857	—
Japanese Yen	CITI	Sell	557,342,500	5,064,333		5/15/19	15,330	—
Euro	BOFA	Sell	989,468	1,125,609		5/20/19	10,488	—
Euro	GSCO	Sell	582,885	662,105		5/20/19	5,199	—
Euro	JPHQ	Sell	3,955,910	4,497,573		5/20/19	39,302	—
Indian Rupee	HSBK	Sell	95,645,000	1,330,528		5/20/19	—	(37,386)
Japanese Yen	BZWS	Sell	9,374,352	83,656		5/20/19	—	(1,296)
Japanese Yen	GSCO	Sell	616,950,488	5,613,284		5/20/19	22,371	—
Japanese Yen	HSBK	Sell	15,273,000	139,007		5/20/19	600	—
Japanese Yen	SCNY	Sell	34,402,400	312,900		5/20/19	1,139	—
Euro	BOFA	Sell	781,000	891,941		5/21/19	11,684	—
Euro	CITI	Sell	48,798	55,681		5/21/19	681	—
Euro	GSCO	Sell	276,962	315,825		5/21/19	3,664	—
Euro	JPHQ	Sell	5,267,569	5,990,725		5/21/19	53,701	—
Euro	SCNY	Sell	388,000	442,495		5/21/19	5,184	—
Euro	UBSW	Sell	200,326	227,963		5/21/19	2,178	—
Japanese Yen	BOFA	Sell	23,333,000	209,823		5/21/19	—	(1,639)
Japanese Yen	CITI	Sell	38,789,000	353,008		5/21/19	1,471	—
Japanese Yen	DBAB	Sell	40,563,000	369,347		5/21/19	1,733	—
Indian Rupee	JPHQ	Sell	101,412,000	1,406,170		5/22/19	—	(43,836)
  |  35

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton International Bond Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Australian Dollar	BNDP	Sell	5,500,000	3,948,615		5/28/19	$ 39,064	$ —
Euro	BNDP	Sell	14,000,000	16,009,000		5/28/19	219,926	—
Euro	BZWS	Sell	1,011,996	1,156,560		5/28/19	15,240	—
Euro	MSCO	Sell	807,000	922,429		5/28/19	12,302	—
Indian Rupee	JPHQ	Sell	148,413,000	2,059,175		5/28/19	—	(61,162)
Indian Rupee	SCNY	Sell	127,703,000	1,777,479		5/28/19	—	(46,980)
Japanese Yen	BNDP	Sell	1,902,745,000	17,288,645		5/28/19	36,164	—
Japanese Yen	JPHQ	Sell	25,525,000	230,121		5/28/19	—	(1,318)
Euro	DBAB	Sell	3,690,518	4,220,875		5/31/19	57,712	—
Japanese Yen	DBAB	Sell	48,601,058	441,627		5/31/19	850	—
Japanese Yen	HSBK	Sell	53,185,000	483,524		5/31/19	1,174	—
Japanese Yen	JPHQ	Sell	46,880,000	426,182		5/31/19	1,014	—
Euro	BNDP	Sell	2,850,000	3,268,255		6/03/19	52,459	—
Euro	CITI	Sell	1,950,000	2,236,455		6/03/19	36,173	—
Indian Rupee	SCNY	Sell	153,361,000	2,132,976		6/03/19	—	(56,456)
Euro	BOFA	Sell	1,804,621	2,070,767		6/04/19	34,355	—
Euro	GSCO	Sell	724,793	831,352		6/04/19	13,465	—
Japanese Yen	HSBK	Sell	27,402,000	247,806		6/04/19	—	(789)
Japanese Yen	JPHQ	Sell	35,000,000	317,332		6/04/19	—	(193)
Euro	GSCO	Sell	399,000	457,561		6/05/19	7,275	—
Euro	JPHQ	Sell	723,010	829,199		6/05/19	13,256	—
Euro	SCNY	Sell	337,841	388,024		6/05/19	6,758	—
Euro	UBSW	Sell	596,154	683,910		6/05/19	11,130	—
Indian Rupee	BNDP	Sell	116,441,000	1,618,259		6/06/19	—	(43,487)
Indian Rupee	HSBK	Sell	98,129,000	1,362,241		6/06/19	—	(38,172)
Indian Rupee	JPHQ	Sell	268,284,800	3,732,710		6/06/19	—	(96,019)
Indian Rupee	SCNY	Sell	319,050,200	4,443,703		6/06/19	—	(109,507)
Euro	BOFA	Sell	926,408	1,057,532		6/07/19	11,875	—
Euro	DBAB	Sell	3,493,966	3,981,969		6/07/19	38,251	—
South Korean Won	GSCO	Sell	4,520,000,000	4,083,107		6/07/19	102,307	—
Euro	DBAB	Sell	780,000	881,868		6/11/19	1,174	—
Indian Rupee	HSBK	Sell	143,683,917	2,004,309		6/11/19	—	(44,981)
Indian Rupee	BNDP	Sell	32,488,000	454,791		6/12/19	—	(8,512)
Japanese Yen	CITI	Sell	9,278,000	84,121		6/13/19	—	(110)
Japanese Yen	JPHQ	Sell	825,125,700	7,481,215		6/13/19	—	(9,733)
Euro	JPHQ	Sell	723,010	821,835		6/14/19	5,285	—
Indian Rupee	HSBK	Sell	72,097,335	1,016,959		6/14/19	—	(10,954)
Japanese Yen	SCNY	Sell	42,686,000	386,659		6/14/19	—	(899)
Mexican Peso	CITI	Buy	82,331,810	3,424,588	EUR	6/14/19	322,981	—
Mexican Peso	CITI	Sell	82,331,810	3,705,636	EUR	6/14/19	—	(5,573)
Indian Rupee	HSBK	Sell	143,826,000	2,033,595		6/17/19	—	(16,231)
Euro	BOFA	Sell	494,734	563,532		6/18/19	4,607	—
Euro	DBAB	Sell	1,328,838	1,513,364		6/18/19	12,112	—
Euro	GSCO	Sell	247,466	281,836		6/18/19	2,261	—
Indian Rupee	CITI	Sell	116,055,000	1,637,229		6/18/19	—	(16,600)
Japanese Yen	CITI	Sell	1,492,610,500	13,466,608		6/18/19	—	(89,465)
Japanese Yen	JPHQ	Sell	172,858,450	1,559,721		6/18/19	—	(10,200)
Indian Rupee	JPHQ	Sell	101,759,000	1,444,722		6/19/19	—	(5,208)
Indian Rupee	JPHQ	Sell	87,424,000	1,254,560		6/20/19	9,035	—
Indian Rupee	HSBK	Sell	98,562,000	1,414,089		7/05/19	12,339	—
  |  36

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton International Bond Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Indian Rupee	HSBK	Sell	91,558,000	1,256,612		7/22/19	$ —	$ (43,030)
Euro	CITI	Sell	2,603,880	2,977,849		7/23/19	27,565	—
South Korean Won	DBAB	Sell	57,386,667,500	51,146,762		7/30/19	515,786	—
Euro	CITI	Sell	2,047,790	2,351,313		9/06/19	22,381	—
Mexican Peso	CITI	Buy	11,498,540	459,886	EUR	9/06/19	54,594	—
Mexican Peso	CITI	Sell	11,498,540	507,186	EUR	9/06/19	—	(800)
Euro	DBAB	Sell	3,500,000	4,015,550		9/18/19	31,041	—
South Korean Won	CITI	Sell	955,000,000	848,534		9/20/19	4,410	—
Euro	GSCO	Sell	276,962	319,384		9/23/19	3,950	—
Euro	BZWS	Sell	1,011,996	1,161,159		9/30/19	7,912	—
Euro	SCNY	Sell	683,487	780,630		9/30/19	1,745	—
Mexican Peso	CITI	Buy	11,498,540	449,530	EUR	12/06/19	54,413	—
Mexican Peso	CITI	Sell	11,498,540	496,359	EUR	12/06/19	—	(746)
Total Forward Exchange Contracts							$4,051,709	$(1,404,327)
Net unrealized appreciation (depreciation)							$2,647,382

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

  |  37

Templeton Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Templeton International Bond Fund  (continued)
At March 31, 2019, the Fund had the following interest rate swap contracts outstanding. See  Note 3.
Interest Rate Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.970%	Semi-Annual	1/23/25	$15,050,000	$ 293,324
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%	Semi-Annual	1/27/25	8,880,000	170,933
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual	1/29/25	2,220,000	47,148
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual	1/30/25	1,880,000	39,437
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual	2/03/25	2,960,000	82,820
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.449%	Semi-Annual	7/02/25	4,540,000	(34,478)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.310%	Semi-Annual	7/29/25	7,284,000	4,163
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.752%	Semi-Annual	7/29/45	5,970,000	(208,599)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.378%	Semi-Annual	11/18/46	21,600,000	753,968
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual	2/20/48	5,060,000	(432,518)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	5,060,000	(456,119)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	5,060,000	(474,345)
Total Interest Rate Swap Contracts				$(214,266)
See Abbreviations on page 47.
  |  38

Templeton Income Trust
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
  |  39

Templeton Income Trust
Notes to Statements of Investments (unaudited)
2.  FINANCIAL INSTRUMENT VALUATION  (continued)
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
  |  40

Templeton Income Trust
Notes to Statements of Investments (unaudited)
At March 31, 2019, the Funds received United Kingdom Treasury Bonds, Canadian Government Bonds, U.S. Government Agency Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:
Templeton Global Bond Fund $126,721,405
Templeton Global Total Return Fund $15,520,667
Templeton International Bond Fund $541,010
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.
Certain or all Funds purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
The following Funds have invested in derivatives during the period.
Templeton Emerging Markets Bond Fund - Forwards, swaps, options and VRI
Templeton Global Bond Fund - Forwards, swaps, options and VRI
Templeton Global Total Return Fund - Forwards, swaps, options and VRI
Templeton International Bond Fund - Forwards, swaps,options and VRI
4.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
  |  41

Templeton Income Trust
Notes to Statements of Investments (unaudited)
5.  RESTRICTED SECURITIES
At March 31, 2019, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 (1933 Act) deemed to be liquid, were as follows:
Principal Amount*/ Shares/ Warrants		Issuer	Acquisition Date	Cost	Value
Templeton Emerging Markets Bond Fund
84		Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$1	$ —
1,503,436		Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	15,930	—
121,748		Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	1,290	—
2,171,539		K2016470219 South Africa Ltd., A	5/16/13 - 2/01/17	14,538	1,504
619,903		K2016470219 South Africa Ltd., B	2/01/17	460	430
169,562		K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	5/16/13 - 12/31/18	221,870	210
42,110	EUR	K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 8.00%, 12/31/22	2/01/17 - 12/31/18	26,241	463
104,268		K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	2/01/17 - 12/31/18	80,262	3,926
566,100		Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	12/18/13	566,100	552,498
		Total Restricted Securities (Value is 1.7% of Net Assets)		$926,692	$559,031
Templeton Global Total Return Fund
22,026		Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$233	$ —
394,125,656		Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	4,175,958	—
31,916,299		Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	338,169	—
434,200,485		K2016470219 South Africa Ltd., A	2/22/11 - 2/01/17	1,608,225	300,788
50,014,925		K2016470219 South Africa Ltd., B	2/01/17	37,134	34,647
33,903,565		K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	2/22/11 - 12/31/18	29,302,823	42,064
11,040,756	EUR	K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 8.00%, 12/31/22	2/01/17 - 12/31/18	6,886,893	121,443
8,412,545		K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	2/01/17 - 12/31/18	6,706,613	316,708
		Total Restricted Securities (Value is 0.0%† of Net Assets)		$49,056,048	$815,650

*In U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
6.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2019, investments in affiliated management investment companies were as follows:
	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Templeton Emerging Markets Bond Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	13,375,809	4,613,246	(7,374,381)	10,614,674	$ 10,614,674	$ 68,986	$ —	$ —
  |  42

Templeton Income Trust
Notes to Statements of Investments (unaudited)
	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Templeton Global Bond Fund
Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	7,481,574,945	4,074,022,726	(3,174,220,846)	8,381,376,825	$8,381,376,825	$40,182,740	$ —	$ —
Templeton Global Total Return Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	1,387,429,048	533,769,696	(403,390,596)	1,517,808,148	$1,517,808,148	$ 7,409,174	$ —	$ —
Templeton International Bond Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	93,932,011	54,144,528	(12,770,742)	135,305,797	$ 135,305,797	$ 519,374	$ —	$ —
7.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
  |  43

Templeton Income Trust
Notes to Statements of Investments (unaudited)
7.  FAIR VALUE MEASUREMENTS  (continued)
A summary of inputs used as of March 31, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
South Africa	$—	$—	$1,934[c]	$1,934
Foreign Government and Agency Securities	—	16,994,798	—	16,994,798
Quasi-Sovereign and Corporate Bonds:
Costa Rica	—	—	552,498	552,498
South Africa	—	—	4,599	4,599
Options Purchased	—	21	—	21
Short Term Investments	10,614,674	3,584,997	—	14,199,671
Total Investments in Securities	$10,614,674	$20,579,816	$559,031	$31,753,521
Other Financial Instruments:
Forward Exchange Contracts	$—	$396,263	$—	$396,263
Swap Contracts	—	33,086	—	33,086
Total Other Financial Instruments	$ —	$429,349	$ —	$429,349
Liabilities:
Other Financial Instruments:
Options Written	$—	$23	$—	$23
Forward Exchange Contracts	—	98,122	—	98,122
Swap Contracts	—	154,807	—	154,807
Total Other Financial Instruments	$ —	$252,952	$ —	$252,952
Templeton Global Bond Fund
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$16,748,164,791	$—	$16,748,164,791
Quasi-Sovereign and Corporate Bonds	—	438,637,605	—	438,637,605
Options Purchased	—	1,680	—	1,680
Short Term Investments	12,171,055,340	3,130,288,779	—	15,301,344,119
Total Investments in Securities	$12,171,055,340	$20,317,092,855	$ —	$32,488,148,195
Other Financial Instruments:
Forward Exchange Contracts	$—	$415,508,964	$—	$415,508,964
Swap Contracts	—	43,982,256	—	43,982,256
Total Other Financial Instruments	$ —	$459,491,220	$ —	$459,491,220
Liabilities:
Other Financial Instruments:
Options Written	$—	$1,785	$—	$1,785
Forward Exchange Contracts	—	116,632,856	—	116,632,856
Swap Contracts	—	171,699,922	—	171,699,922
Total Other Financial Instruments	$ —	$288,334,563	$ —	$288,334,563
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Templeton Income Trust
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Templeton Global Total Return Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
South Africa	$—	$—	$335,435[c]	$335,435
All Other Equity Investments	892,379	—	—	892,379
Foreign Government and Agency Securities	—	2,500,716,052	—	2,500,716,052
Quasi-Sovereign and Corporate Bonds:
South Africa	—	—	480,215	480,215
Escrows and Litigation Trusts	—	—	—[c]	—
Options Purchased	—	876	—	876
Short Term Investments	1,983,026,505	666,297,679	—	2,649,324,184
Total Investments in Securities	$1,983,918,884	$3,167,014,607	$815,650	$5,151,749,141
Other Financial Instruments:
Forward Exchange Contracts	$—	$61,216,330	$—	$61,216,330
Swap Contracts	—	19,880,335	—	19,880,335
Total Other Financial Instruments	$ —	$81,096,665	$ —	$81,096,665
Liabilities:
Other Financial Instruments:
Options Written	$—	$931	$—	$931
Forward Exchange Contracts	—	19,936,972	—	19,936,972
Swap Contracts	—	37,564,129	—	37,564,129
Total Other Financial Instruments	$ —	$57,502,032	$ —	$57,502,032
Templeton International Bond Fund
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$231,565,430	$—	$231,565,430
Options Purchased	—	72	—	72
Short Term Investments	135,305,797	24,766,144	—	160,071,941
Total Investments in Securities	$135,305,797	$256,331,646	$ —	$391,637,443
Other Financial Instruments:
Forward Exchange Contracts	$—	$4,051,709	$—	$4,051,709
Swap Contracts	—	1,391,793	—	1,391,793
Total Other Financial Instruments	$ —	$5,443,502	$ —	$5,443,502
Liabilities:
Other Financial Instruments:
Options Written	$—	$76	$—	$76
Forward Exchange Contracts	—	1,404,327	—	1,404,327
Swap Contracts	—	1,606,059	—	1,606,059
Total Other Financial Instruments	$ —	$3,010,462	$ —	$3,010,462

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common stocks as well as other equity interests.
[c]Includes securities determined to have no value at March 31, 2019.
  |  45

Templeton Income Trust
Notes to Statements of Investments (unaudited)
7.  FAIR VALUE MEASUREMENTS  (continued)
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the three months ended March 31, 2019, is as follows:
	Balance at Beginning of Period	Purchases/ (Sales)	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Equity Investments:[b]
South Africa	$1,943[c]	$—	$—	$—	$—	$—	$(9)	$1,934[c]	$(9)
Quasi-Sovereign and Corporate Bonds:
Costa Rica	532,069	—	—	—	—	—	20,429	552,498	20,429
South Africa	1,137	—	3,926	—	—	—	(464)	4,599	(464)
Total Investments in Securities	$535,149	$—	$3,926	$—	$—	$—	$19,956	$559,031	$19,956
aThe investments were transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
bIncludes common stocks as well as other equity interests.
cIncludes securities determined to have no value.
Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2019, are as follows:
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount	Impact to Fair Value if Input Increases[a]
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds
Costa Rica	$552,498	Discounted cash flow model	Discount rate[b]	8.50%	Decrease[c]
All other investments[d]	6,533
Total	$559,031
aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bThe discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
cRepresents a significant impact to fair value and net assets.
dIncludes fair value of immaterial investments developed using various valuation techniques and unobservable inputs. May also include investments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are also unobservable.
8.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
  |  46

Templeton Income Trust
Notes to Statements of Investments (unaudited)
ABBREVIATIONS
Counterparty
BNDP	BNP Paribas
BOFA	Bank of America Corp.
BZWS	Barclays Bank PLC
CITI	Citigroup, Inc.
DBAB	Deutsche Bank AG
GSCO	The Goldman Sachs Group Inc.
HSBK	HSBC Bank PLC
JPHQ	JP Morgan Chase & Co.
MSCO	Morgan Stanley
SCNY	Standard Chartered Bank
UBSW	UBS AG
Currency
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
DEM	Deutsche Mark
EGP	Egyptian Pound
EUR	Euro
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
THB	Thai Baht
USD	United States Dollar
Selected Portfolio
ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
BADLAR	Argentina Deposit Rates Badlar Private Banks ARS
FHLB	Federal Home Loan Bank
FRN	Floating Rate Note
GDP	Gross Domestic Product
LIBOR	London InterBank Offered Rate
PIK	Payment-In-Kind
VRI	Value Recovery Instrument

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
  |  47